Nuveen Multi-Asset Income Fund
Portfolio of Investments March 31, 2023
(Unaudited)
NMAI
Shares Description (1) Value
LONG-TERM INVESTMENTS - 144.9%   (96.6% of Total Investments)
X 241,837,545 COMMON STOCKS - 53.4% (35.6% of Total Investments)
X 241,837,545
Aerospace & Defense - 0.9%
21,381 Airbus SE $ 2,855,806
1,119 Boeing Co/The (2) 237,709
295 Northrop Grumman Corp 136,207
7,162 Raytheon Technologies Corp (3) 701,375
Total Aerospace & Defense 3,931,097
Air Freight & Logistics - 0.4%
13,619 Deutsche Post AG 637,854
5,444 DSV A/S 1,055,578
976 United Parcel Service Inc, Class B 189,334
Total Air Freight & Logistics 1,882,766
Automobiles - 0.9%
9,109 Tesla Inc (2),(3) 1,889,753
147,000 Toyota Motor Corp (2) 2,092,604
Total Automobiles 3,982,357
Banks - 3.2%
214,699 Banco Bilbao Vizcaya Argentaria SA 1,534,960
19,939 Bank of America Corp 570,255
16,591 BNP Paribas SA 990,773
15,355 Commonwealth Bank of Australia 1,013,822
120,192 ING Groep NV 1,427,320
20,902 JPMorgan Chase & Co 2,723,740
168,800 Mitsubishi UFJ Financial Group Inc 1,081,783
73,493 Nordea Bank Abp 785,274
2,587 PNC Financial Services Group Inc/The 328,808
49,200 Sumitomo Mitsui Financial Group Inc 1,968,864
6,412 US Bancorp 231,153
47,671 Wells Fargo & Co (3) 1,781,942
Total Banks 14,438,694
Beverages - 1.2%
18,580 Coca-Cola Co/The 1,152,517
23,637 Diageo PLC 1,054,910
8,495 Fomento Economico Mexicano SAB de CV, Sponsored
ADR
808,639
10,798 Heineken NV 1,160,253
13,165 Keurig Dr Pepper Inc 464,461
14,862 Monster Beverage Corp (2),(3) 802,697
1,155 PepsiCo Inc 210,557
Total Beverages 5,654,034
Biotechnology - 0.2%
5,581 AbbVie Inc 889,444
Total Biotechnology 889,444
Broadline Retail - 0.4%
14,916 Alibaba Group Holding Ltd, Sponsored ADR (2) 1,524,117
4,694 Amazon.com Inc (2),(3) 484,843
Total Broadline Retail 2,008,960

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Shares Description (1) Value
Building Products - 0.6%
1,222 Allegion plc $ 130,424
18,804 Cie de Saint-Gobain 1,068,886
4,200 Daikin Industries Ltd 753,508
3,672 Masco Corp 182,572
2,192 Trane Technologies PLC 403,284
Total Building Products 2,538,674
Capital Markets - 0.6%
465 BlackRock Inc 311,141
6,054 Charles Schwab Corp/The 317,108
1,317 Goldman Sachs Group Inc/The 430,804
7,800 Hong Kong Exchanges & Clearing Ltd 345,733
11,124 Morgan Stanley (3) 976,687
24,700 SBI Holdings Inc 490,538
Total Capital Markets 2,872,011
Chemicals - 1.1%
513 Celanese Corp 55,861
16,707 Corteva Inc (3) 1,007,599
4,400 DuPont de Nemours Inc 315,788
1,441 International Flavors & Fragrances Inc 132,514
2,398 Linde PLC 852,345
7,992 Linde PLC 2,809,080
Total Chemicals 5,173,187
Commercial Services & Supplies - 0.7%
1,891 Casella Waste Systems Inc, Class A (2) 156,310
85,928 Cleanaway Waste Management Ltd 137,502
6,609 Republic Services Inc 893,669
6,503 Waste Connections Inc 904,372
6,312 Waste Management Inc 1,029,929
Total Commercial Services & Supplies 3,121,782
Communications Equipment - 0.2%
9,968 Cisco Systems Inc 521,077
1,213 Motorola Solutions Inc 347,076
Total Communications Equipment 868,153
Construction & Engineering - 0.8%
4,449 Eiffage SA 481,453
29,683 Ferrovial SA 874,087
20,858 Vinci SA 2,391,209
Total Construction & Engineering 3,746,749
Construction Materials - 0.7%
35,576 CRH PLC 1,797,309
16,622 HeidelbergCement AG 1,213,691
Total Construction Materials 3,011,000
Consumer Finance - 0.2%
4,332 American Express Co 714,563
Total Consumer Finance 714,563
Consumer Staples Distribution & Retail - 0.9%
2,523 Costco Wholesale Corp (3) 1,253,603
1,069 Dollar General Corp 224,982
5,547 Target Corp (3) 918,749
10,678 Walmart Inc (3) 1,574,471
Total Consumer Staples Distribution & Retail 3,971,805

Shares Description (1) Value
Containers & Packaging - 0.3%
13,444 Crown Holdings Inc (3) $ 1,111,953
922 Packaging Corp of America 128,002
Total Containers & Packaging 1,239,955
Diversified Telecommunication Services - 0.5%
30,968 Cellnex Telecom SA, 144A 1,204,272
11,544 IHS Holding Ltd (2),(3) 101,125
25,315 Infrastrutture Wireless Italiane SpA, 144A 332,597
212,430 Koninklijke KPN NV 750,636
80,000 NetLink NBN Trust 51,765
Total Diversified Telecommunication Services 2,440,395
Electric Utilities - 3.3%
3,328 American Electric Power Co Inc 302,815
62,500 CK Infrastructure Holdings Ltd 340,055
36,000 CLP Holdings Ltd 260,141
32,282 Contact Energy Ltd 156,631
8,949 Duke Energy Corp (3) 863,310
131,075 EDP - Energias de Portugal SA 714,216
660 Elia Group SA/NV 87,157
287,277 Enel SpA 1,752,087
1,115 Evergy Inc 68,149
916 Eversource Energy 71,686
19,719 Exelon Corp 826,029
564 Fortis Inc/Canada 23,975
19,771 Hydro One Ltd, 144A 562,921
67,732 Iberdrola SA 843,791
36,440 NextEra Energy Inc 2,808,795
2,552 Orsted AS, 144A 217,604
17,874 PG&E Corp (2) 289,022
4,500 Power Assets Holdings Ltd 24,142
28,879 PPL Corp 802,547
21,858 Southern Co/The 1,520,880
9,785 SSE PLC 218,341
130,410 Terna - Rete Elettrica Nazionale 1,070,325
15,588 Xcel Energy Inc 1,051,255
Total Electric Utilities 14,875,874
Electrical Equipment - 0.1%
3,814 Eaton Corp PLC 653,491
Total Electrical Equipment 653,491
Electronic Equipment, Instruments & Components - 0.3%
1,500 Keyence Corp 735,163
3,483 TE Connectivity Ltd 456,795
Total Electronic Equipment, Instruments & Components 1,191,958
Energy Equipment & Services - 0.2%
7,238 Quarternorth Energy Holding Inc (2) 1,018,749
7,368 Transocean Ltd (2) 46,860
Total Energy Equipment & Services 1,065,609
Entertainment - 0.8%
38,710 Nintendo Co Ltd 1,503,557
43,573 Universal Music Group BV 1,103,475
10,538 Walt Disney Co/The (2),(3) 1,055,170
Total Entertainment 3,662,202

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Shares Description (1)
Financial Services - 0.7%
2,190 Berkshire Hathaway Inc, Class B (2),(3) $ 676,206
2,177 Fidelity National Information Services Inc 118,277
3,576 Fiserv Inc (2),(3) 404,195
694 Mastercard Inc 252,207
32,100 ORIX Corp 529,265
4,481 Visa Inc, Class A (3) 1,010,286
Total Financial Services 2,990,436
Food Products - 0.3%
7,704 Mondelez International Inc, Class A 537,123
5,314 Nestle SA 647,939
Total Food Products 1,185,062
Gas Utilities - 0.3%
4,469 AltaGas Ltd 74,500
51,076 APA Group 346,970
371,000 Hong Kong & China Gas Co Ltd 326,633
8,210 Italgas SpA 50,076
69,493 Snam SpA 368,454
Total Gas Utilities 1,166,633
Ground Transportation - 1.3%
5,303 Canadian National Railway Co 625,595
10,984 Canadian Pacific Railway Ltd 845,804
2,603 Canadian Pacific Railway Ltd 200,275
2,600 Central Japan Railway Co 310,231
25,940 CSX Corp 776,644
16,200 East Japan Railway Co 896,533
783 Norfolk Southern Corp 165,996
9,450 Union Pacific Corp (3) 1,901,907
Total Ground Transportation 5,722,985
Health Care Equipment & Supplies - 1.0%
14,133 Abbott Laboratories 1,431,108
16,412 Boston Scientific Corp (2),(3) 821,092
6,012 EssilorLuxottica SA 1,084,101
4,464 Medtronic PLC 359,888
3,345 Stryker Corp 954,897
982 Zimmer Biomet Holdings Inc 126,874
Total Health Care Equipment & Supplies 4,777,960
Health Care Providers & Services - 0.7%
1,568 Cigna Group/The 400,671
1,518 Elevance Health Inc 697,992
1,477 HCA Inc 389,455
11,534 Millennium Health LLC (2),(4) 496
12,280 Millennium Health LLC (2),(4) 1,756
3,672 UnitedHealth Group Inc 1,735,350
Total Health Care Providers & Services 3,225,720
Hotels, Restaurants & Leisure - 0.6%
174,789 24 Hour Fitness Worldwide Inc (2) 1,049
83,128 24 Hour Fitness Worldwide Inc (2) 416
106 Booking Holdings Inc (2) 281,155
3,269 Hilton Worldwide Holdings Inc (3) 460,504
6,588 McDonald's Corp (3) 1,842,071
930 Meituan, Class B, 144A (2) 16,872
Total Hotels, Restaurants & Leisure 2,602,067

Shares Description (1)
Household Durables - 0.8%
68 NVR Inc (2) $ 378,909
36,600 Sony Group Corp 3,333,652
Total Household Durables 3,712,561
Household Products - 0.5%
9,408 Procter & Gamble Co/The (3) 1,398,875
13,330 Reckitt Benckiser Group PLC 1,014,113
Total Household Products 2,412,988
Independent Power and Renewable Electricity Producers - 0.8%
6,666 Clearway Energy Inc, Class C 208,846
9,001 EDP Renovaveis SA 206,176
49,348 Meridian Energy Ltd 162,346
5,960 NextEra Energy Partners LP 362,070
58,471 RWE AG 2,515,911
Total Independent Power and Renewable Electricity Producers 3,455,349
Industrial Conglomerates - 1.3%
48,300 Hitachi Ltd (2) 2,654,601
6,760 Honeywell International Inc (3) 1,291,971
12,645 Siemens AG 2,048,539
Total Industrial Conglomerates 5,995,111
Insurance - 0.7%
7,749 American International Group Inc 390,240
3,559 Chubb Ltd 691,087
3,439 Marsh & McLennan Cos Inc 572,765
4,626 MetLife Inc 268,030
48,500 Ping An Insurance Group Co of China Ltd 313,757
1,882 Zurich Insurance Group AG 901,852
Total Insurance 3,137,731
Interactive Media & Services - 0.9%
9,366 Alphabet Inc, Class A (2),(3) 971,535
4,258 Alphabet Inc, Class C (2) 442,832
9,651 Meta Platforms Inc (2),(3) 2,045,433
8,700 Tencent Holdings Ltd 425,163
Total Interactive Media & Services 3,884,963
IT Services - 0.1%
1,896 Accenture PLC, Class A (3) 541,896
22,175 NEXTDC Ltd (2) 156,927
Total IT Services 698,823
Life Sciences Tools & Services - 0.4%
795 Danaher Corp 200,372
2,718 Lonza Group AG 1,636,234
Total Life Sciences Tools & Services 1,836,606
Machinery - 0.5%
4,395 Caterpillar Inc (3) 1,005,752
748 Deere & Co 308,834
2,345 Dover Corp 356,299
327 Evoqua Water Technologies Corp (2) 16,259
1,352 Parker-Hannifin Corp 454,421
Total Machinery 2,141,565

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Shares Description (1)
Media - 0.3%
17,978 Comcast Corp, Class A $ 681,546
2 Cumulus Media Inc, Class A (2) 7
655,185 Hibu plc (2) –
59,150 Vivendi SE 598,098
Total Media 1,279,651
Metals & Mining - 1.2%
42,765 BHP Group Ltd 1,351,970
37,229 Freeport-McMoRan Inc 1,523,038
278,474 Glencore PLC 1,602,399
659 Reliance Steel & Aluminum Co 169,192
4,482 Rio Tinto PLC 304,229
33,263 Vale SA, Sponsored ADR 524,890
Total Metals & Mining 5,475,718
Multiline Retail - 0.0%
1 Belk Inc (2) 8
Total Multiline Retail 8
Multi-Utilities - 1.6%
24 ACEA SpA 328
3,198 Ameren Corp 276,275
28,349 CenterPoint Energy Inc (3) 835,161
7,523 CMS Energy Corp 461,762
12,945 Dominion Energy Inc 723,755
13,353 DTE Energy Co 1,462,688
31,014 E.ON SE 386,891
16,649 Engie SA 263,465
4,103 National Grid PLC, Sponsored ADR 278,963
12,633 NiSource Inc 353,219
657 Public Service Enterprise Group Inc 41,030
187,000 Sembcorp Industries Ltd 617,106
4,303 Sempra Energy 650,441
6,533 Veolia Environnement SA 201,590
9,614 WEC Energy Group Inc (3) 911,311
Total Multi-Utilities 7,463,985
Oil, Gas & Consumable Fuels - 5.6%
34,590 Antero Resources Corp (2),(3) 798,683
80,530 BP PLC 508,991
12,270 Cheniere Energy Inc (3) 1,933,752
4,976 Chevron Corp (3) 811,884
5,846 ConocoPhillips 579,982
5,897 Diamondback Energy Inc (3) 797,098
6,961 DT Midstream Inc 343,665
51,900 Enbridge Inc 1,979,985
4,909 Energy Transfer LP 61,215
8,366 Enterprise Products Partners LP 216,679
3,585 EOG Resources Inc 410,949
63,558 Equinor ASA 1,806,852
29,804 Exxon Mobil Corp (3) 3,268,307
4,447 Gibson Energy Inc 71,073
8,833 Keyera Corp 193,391
25,738 Kinder Morgan Inc 450,672
9,005 ONEOK Inc 572,178
25,494 Pembina Pipeline Corp 825,843
1,744 Phillips 66 176,807
128,935 Shell PLC 3,674,463
17,069 Targa Resources Corp (3) 1,245,184
16,803 TC Energy Corp 653,595

Shares Description (1)
Oil, Gas & Consumable Fuels (continued)
19,756 TotalEnergies SE $ 1,164,886
10,043 Valero Energy Corp (3) 1,402,003
51,113 Williams Cos Inc/The 1,526,234
Total Oil, Gas & Consumable Fuels 25,474,371
Personal Care Products - 0.5%
232,201 Haleon PLC 922,403
13,300 Shiseido Co Ltd 623,547
10,980 Unilever PLC 568,972
Total Personal Care Products 2,114,922
Pharmaceuticals - 4.0%
27,967 AstraZeneca PLC 3,874,947
40,253 Bayer AG 2,571,426
21,414 Bristol-Myers Squibb Co 1,484,204
69,400 Daiichi Sankyo Co Ltd 2,531,548
6,496 Johnson & Johnson (3) 1,006,880
11,138 Merck & Co Inc (3) 1,184,972
15,804 Novartis AG 1,451,100
24,498 Novo Nordisk A/S, Class B 3,890,803
5,958 Pfizer Inc 243,087
Total Pharmaceuticals 18,238,967
Professional Services - 0.3%
55,800 Infomart Corp 117,221
39,300 Recruit Holdings Co Ltd 1,081,105
Total Professional Services 1,198,326
Semiconductors & Semiconductor Equipment - 2.2%
1,860 Analog Devices Inc 366,829
2,483 Applied Materials Inc 304,987
3,689 ASML Holding NV 2,513,861
4,217 Bright Bidco BV (2),(4) 43,191
3,087 Bright Bidco BV (2) 37,049
2,610 Broadcom Inc 1,674,419
293 Lam Research Corp 155,325
3,278 Micron Technology Inc 197,795
7,201 NVIDIA Corp 2,000,222
1,456 NXP Semiconductors NV 271,508
23,834 Taiwan Semiconductor Manufacturing Co Ltd,
Sponsored ADR
2,217,039
1,503 Texas Instruments Inc 279,573
Total Semiconductors & Semiconductor Equipment 10,061,798
Software - 1.5%
16,432 Microsoft Corp (3) 4,737,346
5,071 Oracle Corp 471,197
4,770 Salesforce Inc (2),(3) 952,951
1,695 ServiceNow Inc (2),(3) 787,700
Total Software 6,949,194
Specialty Retail - 0.4%
3,913 Home Depot Inc/The 1,154,805
1,226 Lowe's Cos Inc 245,163
2,984 TJX Cos Inc/The 233,826
Total Specialty Retail 1,633,794

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Shares Description (1) Value
Technology Hardware, Storage & Peripherals - 1.1%
23,623 Apple Inc (3) $ 3,895,433
21,016 Samsung Electronics Co Ltd 1,039,261
Total Technology Hardware, Storage & Peripherals 4,934,694
Textiles, Apparel & Luxury Goods - 1.1%
3,201 Kering SA 2,088,421
1,133 LVMH Moet Hennessy Louis Vuitton SE 1,039,990
13,644 Moncler SpA 942,411
8,143 NIKE Inc, Class B (3) 998,657
Total Textiles, Apparel & Luxury Goods 5,069,479
Tobacco - 0.1%
3,857 Philip Morris International Inc 375,093
Total Tobacco 375,093
Trading Companies & Distributors - 0.3%
15,091 Ashtead Group PLC 926,661
1,690 United Rentals Inc (3) 668,834
Total Trading Companies & Distributors 1,595,495
Transportation Infrastructure - 3.4%
14,603 Aena SME SA, 144A (2) 2,361,426
3,738 Aeroports de Paris 533,643
173,431 Atlas Arteria Ltd 732,223
282,984 Auckland International Airport Ltd (2) 1,539,994
112,000 China Merchants Port Holdings Co Ltd 171,941
41,688 Enav SpA, 144A 174,479
5,273 Flughafen Zurich AG (2) 966,097
5,072 Fraport AG Frankfurt Airport Services Worldwide (2) 255,679
66,740 Getlink SE 1,099,182
8,028 Grupo Aeroportuario del Centro Norte SAB de CV, ADR
(3)
718,586
4,838 Grupo Aeroportuario del Pacifico SAB de CV, ADR (3) 943,942
2,058 Grupo Aeroportuario del Sureste SAB de CV, ADR 630,715
40,700 International Container Terminal Services Inc 159,804
16,900 Japan Airport Terminal Co Ltd (2) 844,202
22,000 Kamigumi Co Ltd 462,183
57,238 Port of Tauranga Ltd 223,879
113,604 Qube Holdings Ltd 219,367
337,484 Transurban Group 3,222,426
Total Transportation Infrastructure 15,259,768
Water Utilities - 0.3%
4,218 American Water Works Co Inc 617,895
24,143 Severn Trent PLC 857,630
Total Water Utilities 1,475,525
Wireless Telecommunication Services - 0.1%
2,454 T-Mobile US Inc (2) 355,437
Total Wireless Telecommunication Services 355,437
Total Common Stocks (cost $224,189,357) 241,837,545

Principal
Amount (000) Description (1) Coupon Maturity Ratings (5) Value
X 83,267,101.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 18.4% (12.3% of Total Investments)
X 83,267,101
$ 560 Connecticut Avenue Securities Trust 2022-R03,
(SOFR30A reference rate + 3.500% spread), 2022 R03,
144A(6)
8.060% 3/25/42 BBB- $ 564,282
410 Connecticut Avenue Securities Trust 2022-R04,
(SOFR30A reference rate + 3.100% spread), 2022 R04,
144A(6)
7.660% 3/25/42 BBB- 406,716
60 Connecticut Avenue Securities Trust 2022-R05,
(SOFR30A reference rate + 3.000% spread), 2022 R05,
144A(6)
7.560% 4/25/42 Baa3 58,593
970 Connecticut Avenue Securities Trust 2022-R06,
(SOFR30A reference rate + 3.850% spread), 2022 R06,
144A(6)
8.410% 5/25/42 BBB- 986,077
300 Connecticut Avenue Securities Trust 2022-R07,
(SOFR30A reference rate + 4.650% spread), 2022 R07,
144A(6)
9.218% 6/25/42 BBB- 311,754
35 Connecticut Avenue Securities Trust 2022-R08, (SOFR
reference rate + 3.600% spread), 2022 R08, 144A(6)
8.160% 7/25/42 BBB- 35,062
105 Connecticut Avenue Securities Trust 2022-R09,
(SOFR30A reference rate + 4.750% spread), 2022 R09,
144A(6)
9.318% 9/25/42 Baa3 108,849
425 Connecticut Avenue Securities Trust 2023-R01,
(SOFR30A reference rate + 3.750% spread), 2023 R01,
144A(6)
8.318% 12/25/42 BBB- 428,964
3,549 Fannie Mae Pool, FN MA4305, 2021 MTGE(7) 2.000% 4/01/51 N/R 2,941,936
534 Fannie Mae Pool, FN BW3383(7) 4.500% 7/01/52 N/R 523,356
774 Fannie Mae Pool, FN MA4785(7) 5.000% 10/01/52 N/R 771,830
828 Fannie Mae Pool, FN CB2281 2.000% 12/01/51 N/R 686,543
5,821 Fannie Mae Pool, FN FS1533(7) 3.000% 4/01/52 N/R 5,250,402
4,390 Fannie Mae Pool, FN MA4737(7) 5.000% 8/01/52 N/R 4,379,227
1,877 Fannie Mae Pool, FN MA4797(7) 4.000% 11/01/37 N/R 1,847,471
3,499 Fannie Mae Pool, FN MA4732(7) 4.000% 9/01/52 N/R 3,346,608
2,227 Fannie Mae Pool, FN FS0522(7) 2.500% 2/01/52 N/R 1,932,639
2,092 Fannie Mae Pool, FN MA4700, 2022 1(7) 4.000% 7/01/52 N/R 2,000,861
3,782 Fannie Mae Pool, FN MA4733(7) 4.500% 9/01/52 N/R 3,705,725
4,572 Fannie Mae Pool, FN MA4600, 2022 2(7) 3.500% 5/01/52 N/R 4,249,020
5,147 Fannie Mae Pool, FN BW3382(7) 4.500% 7/01/52 N/R 5,043,943
1,880 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 N/R 1,693,666
928 Fannie Mae Pool, FN MA4805, 2022 1(7) 4.500% 11/01/52 N/R 909,178
1,527 Fannie Mae Pool, FN MA4626(7) 4.000% 6/01/52 N/R 1,460,734
1,445 Fannie Mae Pool, FN MA4919(7) 5.500% 2/01/53 N/R 1,459,676
1,538 Fannie Mae Pool, FN MA4655(7) 4.000% 7/01/52 N/R 1,471,762
1,822 Fannie Mae Pool, FN CB2839(7) 2.000% 2/01/52 N/R 1,511,982
1,345 Fannie Mae Pool, FN CB3599(7) 3.500% 5/01/52 N/R 1,249,728
1,401 Fannie Mae Pool, FN CB2804(7) 2.500% 2/01/52 N/R 1,214,989
1,001 Fannie Mae Pool, FN MA4644, 2022 1(7) 4.000% 5/01/52 N/R 957,431
1,003 Freddie Mac Pool, FR QE5382(7) 4.500% 7/01/52 N/R 982,359
1,612 Freddie Mac Pool, FR SD0922(7) 2.500% 3/01/52 N/R 1,398,851
918 Freddie Mac Pool, FR SB8190(7) 4.500% 11/01/37 N/R 914,676
2,392 Freddie Mac Pool, FR RA6766(7) 2.500% 2/01/52 Aaa 2,076,047
1,915 Freddie Mac Pool, FR SD0912(7) 2.000% 2/01/52 N/R 1,589,271
1,159 Freddie Mac REMICS, 2021 5160 3.000% 9/25/50 N/R 868,917
815 Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 2.400% spread), 2022 DNA2, 144A(6)
6.960% 2/25/42 BBB 792,745
695 Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 2.900% spread), 2022 DNA3, 144A(6)
7.460% 4/25/42 BBB 690,699
275 Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A
reference rate + 3.350% spread), 2022 DNA4, 144A(6)
7.910% 5/25/42 BBB- 277,249
1,000 Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A
reference rate + 4.500% spread), 2022 DNA5, 144A(6)
9.060% 6/25/42 BBB- 1,039,019
75 Freddie Mac STACR REMIC Trust 2022-HQA3, (SOFR30A
reference rate + 3.550% spread), 2022 HQA3, 144A(6)
8.110% 8/25/42 Baa3 73,478
2,673 Ginnie Mae II Pool, G2 MA8042(7) 2.500% 5/20/52 N/R 2,351,249

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon Maturity Ratings (5) Value
X83,267,101.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 4,984 Ginnie Mae II Pool, G2 MA8043(7) 3.000% 5/20/52 N/R $ 4,539,112
767 Ginnie Mae II Pool, G2 MA8428(7) 5.000% 11/20/52 N/R 769,002
1,560 Ginnie Mae II Pool, G2 MA8149(7) 3.500% 7/20/52 N/R 1,462,479
982 Ginnie Mae II Pool, G2 MA8200(7) 4.000% 8/20/52 N/R 945,202
524 Ginnie Mae II Pool, G2 MA7871, 2022 1(7) 2.500% 2/20/52 N/R 447,824
230 Government National Mortgage Association, 2021 209 3.000% 11/20/51 N/R 175,895
428 Government National Mortgage Association, 2022 174 4.500% 9/20/52 N/R 406,525
241 Government National Mortgage Association, 2022 124 4.000% 7/20/52 N/R 218,465
941 Government National Mortgage Association, 2013
188(7)
2.500% 12/20/43 N/R 853,902
916 GS Mortgage-Backed Securities Corp Trust 2022-PJ2,
2022 PJ2, 144A
3.000% 6/25/52 Aa1 757,365
319 GS Mortgage-Backed Securities Trust 2021-PJ10, 2021
PJ10, 144A
2.500% 3/25/52 Aa1 253,061
466 GS Mortgage-Backed Securities Trust 2022-GR2, 2022
GR2, 144A
3.000% 8/26/52 Aa1 385,052
329 GS Mortgage-Backed Securities Trust 2022-HP1, 2022
HP1, 144A
3.000% 9/25/52 Aa1 272,125
560 GS Mortgage-Backed Securities Trust 2022-INV1, 2022
INV1, 144A
3.000% 7/25/52 Aa1 462,678
267 GS Mortgage-Backed Securities Trust 2022-PJ5, 2022
PJ5, 144A
3.000% 10/25/52 Aa1 220,438
278 GS Mortgage-Backed Securities Trust 2023-PJ1, 2023
PJ1, 144A
3.500% 2/25/53 Aa1 238,007
250 Industrial DPR Funding Ltd, 2022 1A, 144A 5.380% 4/15/34 BBB 215,705
377 J.P. Morgan Mortgage Trust 2022-4, 2022 4, 144A 3.000% 10/25/52 AA+ 312,054
238 J.P. Morgan Mortgage Trust 2022-6, 2022 6, 144A 3.000% 11/25/52 Aa1 196,947
584 J.P. Morgan Mortgage Trust 2022-INV3, 2022 INV3, 144A 3.000% 9/25/52 AAA 485,037
143 J.P. Morgan Mortgage Trust 2022-LTV2, 2022 LTV2, 144A 3.500% 9/25/52 AA+ 123,495
1,823 JP Morgan Mortgage Trust, 2022 LTV1, 144A 3.250% 7/25/52 Aaa 1,534,488
1,300 JP Morgan Mortgage Trust 2022-2, 2022 2, 144A 3.000% 8/25/52 Aa1 1,074,434
814 JP Morgan Mortgage Trust 2022-3, 2022 3, 144A 3.000% 8/25/52 Aa1 672,686
316 OBX 2022-INV5 Trust, 2022 INV5, 144A 4.000% 10/25/52 Aa1 279,658
738 RCKT Mortgage Trust 2022-2, 2022 2, 144A 2.500% 2/25/52 AAA 584,615
96 RCKT Mortgage Trust 2022-3, 2022 3, 144A 3.000% 5/25/52 Aa1 79,555
200 RCKT Mortgage Trust 2022-4, 2022 4, 144A 3.500% 6/25/52 Aa1 171,737
123 Wells Fargo Mortgage Backed Securities 2021-2 Trust,
2021 2, 144A
2.500% 6/25/51 AAA 97,048
190 Wells Fargo Mortgage Backed Securities 2022-2 Trust,
2022 2, 144A
2.500% 12/25/51 AAA 150,570
234 Wells Fargo Mortgage Backed Securities 2022-INV1
Trust, 2022 INV1, 144A
3.500% 3/25/52 AAA 201,707
141 Wells Fargo Mortgage Backed Securities 2022-INV1
Trust, 2022 INV1, 144A
3.000% 3/25/52 AAA 116,669
Total Asset-Backed and Mortgage-Backed Securities (cost $86,786,057) 83,267,101
Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
X 75,408,694 VARIABLE RATE SENIOR LOAN INTERESTS - 16.6% (11.1% of Total Investments) (8)
X 75,408,694
Aerospace & Defense - 0.0%
$ 89 TransDigm, Inc., Term Loan I 8.148% SOFR90A 3.250% 8/24/28 Ba3 $ 88,577
Total Aerospace & Defense 88,577
Automobile Components - 0.1%
237 Adient US LLC, Term Loan B 8.090% 1-Month LIBOR 3.250% 4/08/28 BB+ 237,042
22 DexKo Global Inc., Term
Loan
8.909% 3-Month LIBOR 3.750% 10/04/28 B1 20,240
112 DexKo Global Inc., Term
Loan B
8.909% 3-Month LIBOR 3.750% 10/04/28 B2 105,624
Total Automobile Components 362,906

Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Beverages - 0.3%
$ 41 City Brewing Company, LLC,
Term Loan
8.330% 3-Month LIBOR 3.500% 4/05/28 CCC $ 17,250
347 Naked Juice LLC, Term Loan 8.248% SOFR90A 3.250% 1/20/29 B2 307,585
33 Naked Juice LLC, Term Loan
, (DD1)
7.550% 3-Month LIBOR 3.250% 1/20/29 B2 29,004
164 Naked Juice LLC, Term Loan,
Second Lien
10.998% SOFR90A 6.000% 1/20/30 CCC 126,043
374 Sunshine Investments B.V.,
Term Loan
9.011% SOFR90A 4.250% 5/05/29 B+ 369,542
316 Triton Water Holdings, Inc,
Term Loan
8.659% 3-Month LIBOR 3.500% 3/31/28 B 285,292
Total Beverages 1,134,716
Biotechnology - 0.0%
72 Grifols Worldwide
Operations USA, Inc., Term
Loan B
6.840% 1-Month LIBOR 2.000% 11/15/27 BB+ 70,665
Total Biotechnology 70,665
Broadline Retail - 0.0%
8 Belk, Inc., Term Loan , (cash
13.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 C 1,414
2 Belk, Inc., Term Loan 12.340% 1-Month LIBOR 7.500% 7/31/25 CCC 1,442
Total Broadline Retail 2,856
Building Products - 0.1%
151 Chamberlain Group Inc,
Term Loan B
8.090% 1-Month LIBOR 3.250% 10/22/28 B 145,007
20 Cornerstone Building
Brands, Inc., Term Loan B
7.934% 1-Month LIBOR 3.250% 4/12/28 B 17,356
166 Quikrete Holdings, Inc., Term
Loan, First Lien
7.465% 1-Month LIBOR 2.625% 1/31/27 Ba2 163,926
70 SRS Distribution Inc,Term
Loan , (WI/DD)
TBD TBD TBD TBD N/R 67,673
206 Standard Industries Inc.,
Term Loan B
7.116% 1-Month LIBOR 2.250% 9/22/28 BBB- 205,643
64 Zurn Holdings, Inc., Term
Loan B
6.840% 1-Month LIBOR 2.000% 10/04/28 BB+ 64,073
Total Building Products 663,678
Chemicals - 0.2%
195 Axalta Coating Systems
Dutch Holding B B.V, Term
Loan B
7.898% SOFR90A 3.000% 12/08/29 BBB- 195,528
137 Diamond (BC) B.V., Term
Loan B
7.575% 3-Month LIBOR 2.750% 9/29/28 Ba3 136,612
314 Discovery Purchaser
Corporation, Term Loan
8.962% TSFR3M 4.375% 8/03/29 B- 298,372
35 INEOS Quattro Holdings UK
Ltd, Term Loan
8.657% SOFR30A 3.750% 3/03/30 BB 34,956
79 INEOS Styrolution US
Holding LLC, Term Loan B
7.590% 1-Month LIBOR 2.750% 1/29/26 BB+ 77,834
15 Nouryon USA LLC,Term Loan
, (WI/DD)
TBD TBD TBD TBD B+ 14,981
185 Trinseo Materials Operating
S.C.A., Term Loan
6.852% 1-Month LIBOR 2.000% 9/09/24 Ba2 183,016
1 W.R. Grace & Co.-Conn.,
Term Loan B
8.938% 3-Month LIBOR 3.750% 9/22/28 BB+ 1,231
Total Chemicals 942,530

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Commercial Services & Supplies - 0.5%
$ 308 Amentum Government
Services Holdings LLC, Term
Loan
8.863% SOFR30A +
SOFR90A
4.000% 2/07/29 B1 $ 302,281
197 Anticimex International AB,
Term Loan B1
8.453% 3-Month LIBOR 3.500% 11/16/28 B 195,526
222 Covanta Holding
Corporation, Term Loan B
7.306% SOFR30A 2.500% 11/30/28 Ba1 220,954
17 Covanta Holding
Corporation, Term Loan C
7.306% SOFR30A 2.500% 11/30/28 Ba1 16,676
250 Garda World Security
Corporation, Term Loan B
9.109% SOFR30A 4.250% 10/30/26 BB+ 247,970
693 GFL Environmental Inc.,
Term Loan
7.806% SOFR30A 3.000% 5/30/25 BB- 694,535
367 Prime Security Services
Borrower, LLC, Term Loan
7.517% 3-Month LIBOR 2.750% 9/23/26 BB- 366,119
200 Trans Union, LLC, Term Loan
B5
6.590% 1-Month LIBOR 1.750% 11/13/26 BBB- 199,509
1 Vertical US Newco Inc, Term
Loan B
8.602% 6-Month LIBOR 3.500% 7/31/27 B+ 687
239 West Corporation, Term
Loan B3
8.926% 3-Month LIBOR 4.000% 4/10/27 B1 207,944
Total Commercial Services & Supplies 2,452,201
Communications Equipment - 0.3%
282 Avaya, Inc., Term Loan B (10) 9.090% 1-Month LIBOR 4.250% 12/15/27 D 70,852
233 CommScope, Inc., Term
Loan B
8.090% 1-Month LIBOR 3.250% 4/04/26 B1 224,754
361 Delta TopCo, Inc., Term
Loan B
8.656% TSFR3M 3.750% 12/01/27 B2 335,264
100 EOS Finco Sarl, Term Loan 10.604% SOFR90A 6.000% 8/03/29 B 98,917
151 MLN US HoldCo LLC, Term
Loan
11.154% SOFR90A 6.700% 10/18/27 CCC+ 86,795
261 MLN US HoldCo LLC, Term
Loan, First Lien
9.557% 3-Month LIBOR 4.500% 11/30/25 CCC- 73,688
758 Riverbed Technology,
Inc., Exit Term Loan , (cash
0.000%, PIK 2.000%), (DD1)
2.000% 3-Month LIBOR 2.000% 12/07/26 Caa1 240,301
124 ViaSat, Inc., Term Loan 9.422% SOFR30A 4.500% 3/04/29 BB+ 121,163
Total Communications Equipment 1,251,734
Construction & Engineering - 0.0%
3 AECOM, Term Loan B 6.560% 1-Month LIBOR 1.750% 4/13/28 BBB- 2,798
197 Centuri Group, Inc, Term
Loan B
7.453% 3-Month LIBOR 2.500% 8/27/28 Ba2 196,451
Total Construction & Engineering 199,249
Consumer Staples Distribution & Retail - 0.2%
60 US Foods, Inc., 6.807% 1-Month LIBOR 2.000% 9/13/26 BB 59,516
852 US Foods, Inc., Term Loan B 7.557% 1-Month LIBOR 2.750% 11/22/28 BB 851,913
Total Consumer Staples Distribution & Retail 911,429
Containers & Packaging - 0.1%
144 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.082% SOFR30A 4.175% 3/30/29 B 140,872
17 Klockner-Pentaplast of
America, Inc., Term Loan B
10.129% SOFR180A 4.750% 2/09/26 B2 15,613
148 Reynolds Group Holdings
Inc. , Term Loan B
8.090% 1-Month LIBOR 3.250% 9/24/28 B+ 145,965
113 Reynolds Group Holdings
Inc. , Term Loan B2
8.090% 1-Month LIBOR 3.250% 2/05/26 B+ 113,016

Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Containers & Packaging (continued)
$ 45 TricorBraun Holdings, Inc.,
Term Loan , (DD1)
8.090% 1-Month LIBOR 3.250% 3/03/28 B2 $ 43,994
Total Containers & Packaging 459,460
Diversified Consumer Services - 0.1%
155 AVSC Holding Corp , (cash
15.000%, PIK 10.000%)
15.000% N/A N/A 12/04/26 CCC+ 162,944
259 Spin Holdco Inc., Term Loan 8.986% 3-Month LIBOR 4.000% 3/04/28 B- 218,814
Total Diversified Consumer Services 381,758
Diversified Financial Services - 0.0%
186 Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 12/19/22 N/R 11,131
Total Diversified Financial Services 11,131
Diversified Telecommunication Services - 0.5%
118 Altice France S.A., Term Loan
B12
8.517% 3-Month LIBOR 3.688% 1/31/26 B 115,088
337 Altice France S.A., Term Loan
B13
8.864% 3-Month LIBOR 4.000% 8/14/26 B 327,873
27 CenturyLink, Inc., Term Loan
B
7.172% SOFR90A 2.250% 3/15/27 BB 18,286
223 Cincinnati Bell, Inc., Term
Loan B2
8.057% SOFR30A 3.250% 11/23/28 B+ 218,470
956 Cyxtera DC Holdings, Inc.,
Term Loan B , (DD1)
7.820% 3-Month LIBOR 3.000% 5/01/24 CCC+ 781,810
387 Dawn Acquisition LLC, Term
Loan , (DD1)
8.909% 3-Month LIBOR 3.750% 12/31/25 Caa1 226,819
365 Eagle Broadband
Investments LLC, Term Loan
8.188% 3-Month LIBOR 3.000% 11/12/27 B+ 359,031
377 Frontier Communications
Corp., Term Loan B
8.625% 1-Month LIBOR 3.750% 10/08/27 BB+ 359,325
– (11) Intelsat Jackson Holdings
S.A., Term Loan B4 (10)
13.500% 3-Month LIBOR 5.500% 1/02/24 N/R 404
1 Intelsat Jackson Holdings
S.A., Term Loan B5 (10)
8.625% N/A N/A 1/02/24 N/R 655
Total Diversified Telecommunication Services 2,407,761
Electric Utilities - 0.1%
523 Talen Energy Supply, LLC,
Term Loan B (10)
8.590% 1-Month LIBOR 3.750% 7/08/26 N/R 528,012
Total Electric Utilities 528,012
Electrical Equipment - 0.0%
194 Vertiv Group Corporation,
Term Loan B
7.419% 1-Month LIBOR 2.750% 3/02/27 BB- 190,186
Total Electrical Equipment 190,186
Electronic Equipment, Instruments & Components - 0.1%
309 Ingram Micro Inc., Term
Loan B
8.601% 3-Month LIBOR 3.500% 7/02/28 BB+ 307,464
Total Electronic Equipment, Instruments & Components 307,464

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Entertainment - 0.3%
$ 841 AMC Entertainment
Holdings, Inc. , Term Loan B
, (DD1)
7.684% 1-Month LIBOR 3.000% 4/22/26 B- $ 615,419
85 Crown Finance US, Inc., Term
Loan (10)
0.000% N/A N/A 9/20/26 D 13,387
367 Crown Finance US, Inc., Term
Loan (10)
0.000% N/A N/A 2/28/25 D 57,989
351 Diamond Sports Group, LLC,
Term Loan, Second Lien (10)
8.025% SOFR90A 3.250% 8/24/26 N/R 20,114
118 Lions Gate Capital Holdings
LLC, Term Loan B
7.102% 1-Month LIBOR 2.250% 3/24/25 Ba2 115,900
385 Springer Nature
Deutschland GmbH, Term
Loan B18
8.159% 3-Month LIBOR 3.000% 8/14/26 BB+ 384,560
Total Entertainment 1,207,369
Financial Services - 0.1%
247 Avaya, Inc., Term Loan B2
(10)
8.840% 1-Month LIBOR 4.000% 12/15/27 D 67,868
154 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
6.511% 1-Month LIBOR 1.750% 1/15/25 Baa2 154,210
297 Trans Union, LLC, Term Loan
B6
7.090% 1-Month LIBOR 2.250% 12/01/28 BBB- 295,995
Total Financial Services 518,073
Food Products - 0.2%
263 8th Avenue Food &
Provisions, Inc., Term Loan,
First Lien , (DD1)
8.609% 1-Month LIBOR 3.750% 10/01/25 CCC+ 233,579
252 CHG PPC Parent LLC, Term
Loan
7.852% 1-Month LIBOR 3.000% 12/08/28 B1 250,241
140 H Food Holdings LLC, Term
Loan B
8.528% 1-Month LIBOR 3.688% 5/31/25 B2 120,571
363 Sycamore Buyer LLC, Term
Loan B
7.172% SOFR90A 2.250% 7/22/29 BB+ 349,443
Total Food Products 953,834
Ground Transportation - 0.2%
138 First Student Bidco Inc, Term
Loan B
8.143% 3-Month LIBOR 3.000% 7/21/28 BB+ 132,464
71 First Student Bidco Inc, Term
Loan C
8.143% 3-Month LIBOR 3.000% 7/21/28 BB+ 67,530
478 Hertz Corporation, (The),
Term Loan B
8.109% 1-Month LIBOR 3.250% 6/30/28 BB+ 475,898
92 Hertz Corporation, (The),
Term Loan C
8.090% 1-Month LIBOR 3.250% 6/30/28 BB+ 91,794
100 Uber Technologies, Inc.,
Term Loan B
7.656% SOFR90A 2.750% 3/03/30 Ba2 99,914
Total Ground Transportation 867,600
Health Care Equipment & Supplies - 0.6%
858 Bausch & Lomb, Inc., Term
Loan
8.457% SOFR90A 3.250% 5/05/27 BB- 834,951
367 CNT Holdings I Corp, Term
Loan
8.125% TSFR3M 3.500% 11/08/27 B 362,056
102 Embecta Corp, Term Loan B 7.791% SOFR180A 3.000% 1/27/29 Ba3 100,896
1,559 Medline Borrower, LP, Term
Loan B
8.090% 1-Month LIBOR 3.250% 10/21/28 BB- 1,521,847
Total Health Care Equipment & Supplies 2,819,750

Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Health Care Providers & Services - 1.5%
$ 167 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
18.953% 3-Month LIBOR 14.000% 9/30/26 N/R $ 87,940
369 AHP Health Partners, Inc.,
Term Loan B
8.340% 1-Month LIBOR 3.500% 8/23/28 B1 362,456
59 DaVita, Inc. , Term Loan B 6.590% 1-Month LIBOR 1.750% 8/12/26 BBB- 58,202
58 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 57,469
27 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 26,524
696 Gainwell Acquisition Corp.,
Term Loan B
8.998% SOFR90A 4.000% 10/01/27 BB- 666,042
98 Global Medical Response,
Inc., Term Loan
9.090% 1-Month LIBOR 4.250% 3/14/25 B- 69,658
818 Global Medical Response,
Inc., Term Loan B
9.236% 3-Month LIBOR 4.250% 10/02/25 B- 579,547
263 ICON Luxembourg S.A.R.L.,
Term Loan
7.410% SOFR90A 2.250% 7/01/28 BB+ 262,721
156 Onex TSG Intermediate
Corp., Term Loan B
9.688% 3-Month LIBOR 4.750% 2/26/28 B 138,890
375 Packaging Coordinators
Midco Inc,Term Loan , (WI/
DD)
TBD TBD TBD TBD N/R 367,367
370 Packaging Coordinators
Midco, Inc., Term Loan, First
Lien
8.659% 3-Month LIBOR 3.500% 11/30/27 B2 362,752
1,431 Parexel International
Corporation, Term Loan, First
Lien
8.090% 1-Month LIBOR 3.250% 11/15/28 B1 1,417,442
72 Phoenix Guarantor Inc, Term
Loan B
8.090% 1-Month LIBOR 3.250% 3/05/26 B1 70,117
121 Phoenix Guarantor Inc, Term
Loan B3
8.340% 1-Month LIBOR 3.500% 3/05/26 B1 118,022
135 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
8.575% 3-Month LIBOR 3.750% 11/16/25 B1 128,460
406 Select Medical Corporation,
Term Loan B
7.350% 1-Month LIBOR 2.500% 3/06/25 Ba2 405,584
1,057 Surgery Center Holdings,
Inc., Term Loan
8.460% 1-Month LIBOR 3.750% 8/31/26 B1 1,051,658
211 Team Health Holdings, Inc.,
Term Loan B
9.929% SOFR30A + 3
Month LIBOR
5.250% 2/02/27 B- 147,446
363 Team Health Holdings, Inc.,
Term Loan, First Lien
7.590% 1-Month LIBOR 2.750% 2/06/24 B- 311,898
Total Health Care Providers & Services 6,690,195
Health Care Technology - 0.0%
– (11) Athenahealth, Inc., Term
Loan (12)
3.500% Unfunded 3.500% 1/27/29 B+ 173
34 Athenahealth, Inc., Term
Loan B
8.050% SOFR30A 3.500% 1/27/29 B+ 31,922
Total Health Care Technology 32,095
Hotels, Restaurants & Leisure - 2.0%
378 24 Hour Fitness Worldwide,
Inc., Term Loan
10.143% 3-Month LIBOR 5.000% 12/29/25 CCC- 33,430
370 Alterra Mountain Company,
Term Loan
8.340% 1-Month LIBOR 3.500% 8/17/28 B+ 369,528
884 B.C. Unlimited Liability
Company, Term Loan B4
6.590% 1-Month LIBOR 1.750% 11/19/26 BB+ 877,208

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Hotels, Restaurants & Leisure (continued)
$ 210 Caesars Entertainment Corp,
Term Loan B
8.157% SOFR30A 3.250% 1/25/30 Ba3 $ 209,300
165 Carnival Corporation, Term
Loan B
7.831% 1-Month LIBOR 3.000% 6/30/25 Ba2 163,000
220 Churchill Downs
Incorporated, Term Loan B1
6.850% 1-Month LIBOR 2.000% 3/17/28 BBB- 218,884
697 ClubCorp Holdings, Inc.,
Term Loan B
7.893% 3-Month LIBOR 2.750% 9/18/24 B2 666,899
455 Crown Finance US, Inc., Term
Loan , (DD1)
14.931% SOFRA90A +
TSFR3M
10.000% 9/09/23 N/R 462,396
294 Crown Finance US, Inc., Term
Loan (12)
5.721% 3-Month LIBOR 2.688% 8/31/23 CCC+ 48,877
368 Equinox Holdings, Inc., Term
Loan, First Lien
8.159% 3-Month LIBOR 3.000% 3/08/24 Caa2 336,714
727 Fertitta Entertainment, LLC,
Term Loan B
8.807% SOFR30A 4.000% 1/27/29 B 717,414
135 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.437% SOFR90A 3.500% 10/31/29 Ba1 134,978
344 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.840% 1-Month LIBOR 3.000% 8/02/28 BB+ 344,678
121 IRB Holding Corp, Term
Loan B
7.737% 1-Month LIBOR 3.000% 12/15/27 B+ 119,432
545 NASCAR Holdings, Inc, Term
Loan B
7.340% 1-Month LIBOR 2.500% 10/18/26 BBB- 545,899
57 PCI Gaming Authority, Term
Loan
7.340% 1-Month LIBOR 2.500% 5/31/26 BBB- 57,012
167 Penn National Gaming, Inc.,
Term Loan B
7.657% SOFR30A 2.750% 4/20/29 BB 167,349
291 Scientific Games Holdings
LP, Term Loan B
8.103% SOFR90A 3.500% 2/04/29 BB- 286,977
318 Scientific Games
International, Inc., Term Loan
7.960% SOFR30A 3.000% 4/07/29 BBB- 315,680
394 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
7.852% 1-Month LIBOR 3.000% 8/25/28 BB 393,015
1,662 Stars Group Holdings B.V.
(The), Term Loan
7.409% 3-Month LIBOR 2.250% 7/10/25 BBB 1,662,804
249 Stars Group Holdings B.V.
(The), Term Loan B
8.410% SOFR90A 3.250% 7/04/28 BBB 249,086
329 Twin River Worldwide
Holdings, Inc., Term Loan B
7.959% 1-Month LIBOR 3.250% 10/01/28 BB+ 315,197
270 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
7.600% 1-Month LIBOR 2.750% 5/16/25 B+ 268,289
Total Hotels, Restaurants & Leisure 8,964,046
Household Durables - 0.1%
125 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
8.566% SOFR30A+
SOFR90A
3.750% 7/30/28 B 120,758
453 Weber-Stephen Products
LLC, Term Loan B
8.090% 1-Month LIBOR 3.250% 10/30/27 CCC+ 392,677
Total Household Durables 513,435
Independent Power and Renewable Electricity Producers - 0.1%
284 Talen Energy Supply, LLC,
Term Loan (10)
0.000% Unfunded 0.000% 11/11/23 N/R 285,100
3 Vistra Operations Company
LLC, Term Loan B3, First Lien
6.524% 1-Month LIBOR 1.750% 12/31/25 BBB- 2,882
Total Independent Power and Renewable Electricity Producers 287,982

Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Insurance - 1.0%
$ 362 Acrisure, LLC, Term Loan B 8.359% 1-Month LIBOR 3.500% 2/15/27 B $ 351,491
342 Alliant Holdings
Intermediate, LLC, Term
Loan B4
8.279% 1-Month LIBOR 3.500% 11/06/27 B 338,898
247 AssuredPartners, Inc., Term
Loan B
8.340% 1-Month LIBOR 3.500% 2/13/27 B 244,311
94 Asurion LLC, Term Loan B4,
Second Lien
10.090% 1-Month LIBOR 5.250% 1/20/29 B 78,067
234 Asurion LLC, Term Loan B7 7.840% 1-Month LIBOR 3.000% 11/03/24 Ba3 233,431
339 Asurion LLC, Term Loan B9 8.090% 1-Month LIBOR 3.250% 7/31/27 Ba3 312,039
389 Broadstreet Partners, Inc.,
Term Loan B
7.840% 1-Month LIBOR 3.000% 1/27/27 B1 381,803
369 Broadstreet Partners, Inc.,
Term Loan B2
8.090% 1-Month LIBOR 3.250% 1/27/27 B1 362,220
869 Hub International Limited,
Term Loan B , (DD1)
8.233% 3-Month LIBOR 3.250% 4/25/25 B 867,780
247 Hub International Limited,
Term Loan B
8.159% 3-Month LIBOR 3.000% 4/25/25 B 246,347
65 Hub International Limited,
Term Loan B
8.765% SOFR90A 4.000% 11/10/29 B 64,728
448 Ryan Specialty Group, LLC,
Term Loan
7.907% SOFR30A 3.000% 9/01/27 BB- 448,561
497 USI, Inc., Term Loan 8.648% SOFR90A 3.750% 11/16/29 B1 496,701
Total Insurance 4,426,377
Interactive Media & Services - 0.1%
1,031 Rackspace Technology
Global, Inc., Term Loan B
7.595% 3-Month LIBOR 2.750% 2/09/28 B- 560,661
Total Interactive Media & Services 560,661
IT Services - 0.3%
51 Optiv Security, Inc. , Term
Loan, First Lien
8.090% 3-Month LIBOR 3.250% 2/01/24 B- 50,556
119 Peraton Corp., Term Loan B 8.590% 1-Month LIBOR 3.750% 2/01/28 BB- 117,217
777 Syniverse Holdings, Inc.,
Term Loan
11.898% SOFR90A 7.000% 5/10/29 B- 692,077
459 Tempo Acquisition LLC, Term
Loan B
7.807% SOFR30A 3.000% 8/31/28 BB- 458,858
94 WEX Inc., Term Loan 7.090% 1-Month LIBOR 2.250% 4/01/28 Ba2 93,414
Total IT Services 1,412,122
Leisure Products - 0.0%
65 SRAM, LLC , Term Loan B 7.590% 1-Month LIBOR 2.750% 5/18/28 BB- 63,849
65 Topgolf Callaway Brands
Corp., Term Loan B
8.260% SOFR90A 3.500% 3/09/30 B+ 64,701
Total Leisure Products 128,550
Life Sciences Tools & Services - 0.1%
49 Avantor Funding, Inc., Term
Loan B5
7.090% 1-Month LIBOR 2.250% 11/06/27 BB+ 48,862
70 ICON Luxembourg S.A.R.L.,
Term Loan
7.409% 3-Month LIBOR 2.250% 7/01/28 BB+ 69,599
224 Maravai Intermediate
Holdings, LLC, Term Loan B
7.633% SOFR90A 3.000% 10/19/27 B+ 223,699
Total Life Sciences Tools & Services 342,160

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Machinery - 0.3%
$ 329 Ali Group North America
Corporation, Term Loan B
6.806% SOFR30A 2.000% 10/13/28 Baa3 $ 324,970
95 Chart Industries, Inc., Term
Loan B
8.593% TSFR3M 3.750% 12/08/29 Ba3 94,881
369 Filtration Group Corporation,
Term Loan
8.340% 1-Month LIBOR 3.500% 10/21/28 B 364,911
412 Gates Global LLC, Term Loan
B3
7.407% 1-Month LIBOR 2.500% 3/31/27 Ba3 409,834
98 Grinding Media Inc., Term
Loan B
8.701% 1-Month LIBOR 4.000% 10/12/28 B 92,600
Total Machinery 1,287,196
Media - 1.4%
333 ABG Intermediate Holdings
2 LLC, Term Loan B1
8.407% SOFR30A 3.500% 12/21/28 B1 328,331
80 ABG Intermediate Holdings
2 LLC, Term Loan, Second
Lien
10.907% SOFR30A 6.000% 12/20/29 CCC+ 74,300
335 ABG Intermediate Holdings
2 LLC,Term Loan , (WI/DD)
TBD TBD TBD TBD B1 330,813
120 Cable One, Inc., Term Loan
B4
6.840% 1-Month LIBOR 2.000% 5/03/28 BB+ 117,413
516 Cengage Learning, Inc.,
Term Loan B
9.880% 3-Month LIBOR 4.750% 7/14/26 B 479,862
1,400 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.325% 3-Month LIBOR 3.500% 8/21/26 B1 1,307,321
72 CSC Holdings, LLC, Term
Loan
6.934% 1-Month LIBOR 2.250% 1/15/26 B1 68,603
48 CSC Holdings, LLC, Term
Loan B1
6.934% 1-Month LIBOR 2.250% 7/17/25 B1 46,117
327 CSC Holdings, LLC, Term
Loan B6
9.327% SOFR30A 4.500% 1/18/28 B1 303,883
49 Cumulus Media New
Holdings Inc., Term Loan B
8.575% 1-Month LIBOR 3.750% 3/31/26 B 45,818
454 DirecTV Financing, LLC, Term
Loan
9.840% 1-Month LIBOR 5.000% 8/02/27 BBB- 437,884
370 Dotdash Meredith Inc, Term
Loan B
8.765% SOFR30A 4.000% 12/01/28 B+ 334,571
235 Formula One Holdings
Limited., Term Loan B
8.057% SOFR30A 3.250% 1/15/30 BB+ 235,392
329 iHeartCommunications, Inc.,
Term Loan
7.840% 1-Month LIBOR 3.000% 5/01/26 BB- 292,802
482 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
9.760% 1 + 3+ 6 Month
LIBOR
4.750% 7/30/28 BB+ 451,685
84 Mission Broadcasting, Inc.,
Term Loan B
7.162% 1-Month LIBOR 2.500% 6/03/28 BBB- 83,568
73 Outfront Media Capital LLC,
Term Loan B
6.590% 1-Month LIBOR 1.750% 11/18/26 Ba1 71,936
571 Radiate Holdco, LLC, Term
Loan B
8.090% 1-Month LIBOR 3.250% 9/25/26 B1 469,823
500 Radiate Holdco, LLC, Term
Loan B,Term Loan , (WI/DD)
TBD TBD TBD TBD N/R 411,183
250 Virgin Media Bristol LLC,
Term Loan N
7.184% 1-Month LIBOR 2.500% 1/31/28 BB+ 246,500
231 Ziggo Financing Partnership,
Term Loan I
7.184% 1-Month LIBOR 2.500% 4/30/28 BB 228,586
Total Media 6,366,391

Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Oil, Gas & Consumable Fuels - 0.4%
$ 1 DT Midstream, Inc, Term
Loan B
6.845% 1-Month LIBOR 2.000% 6/10/28 Baa2 $ 1,255
141 EG America LLC, Term Loan 9.159% 3-Month LIBOR 4.000% 2/05/25 B- 134,925
398 Freeport LNG Investments,
LLLP, Term Loan A
7.808% 3-Month LIBOR 3.000% 11/16/26 N/R 384,715
568 Gulf Finance, LLC, Term Loan 11.635% SOFR30A 6.750% 8/25/26 B 552,589
146 M6 ETX Holdings II Midco
LLC, Term Loan B
9.356% TSFR3M 4.500% 8/11/29 BB 144,071
365 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
12.840% 1-Month LIBOR 8.000% 8/27/26 B 364,363
232 TransMontaigne Operating
Company L.P., Term Loan B
8.310% 1-Month LIBOR 3.500% 11/05/28 BB- 229,555
Total Oil, Gas & Consumable Fuels 1,811,473
Paper & Forest Products - 0.1%
307 Asplundh Tree Expert, LLC,
Term Loan B
6.590% 1-Month LIBOR 1.750% 9/04/27 BBB- 305,973
Total Paper & Forest Products 305,973
Passenger Airlines - 0.6%
162 AAdvantage Loyalty IP Ltd.,
Term Loan
9.558% 3-Month LIBOR 4.750% 4/20/28 Ba2 165,136
323 Air Canada, Term Loan B 8.369% 3-Month LIBOR 3.500% 8/11/28 Ba2 322,463
948 Kestrel Bidco Inc., Term
Loan B
7.859% SOFR30A 3.000% 12/11/26 B+ 910,444
582 Mileage Plus Holdings LLC,
Term Loan B
10.213% 3-Month LIBOR 5.250% 6/20/27 Baa3 605,214
309 SkyMiles IP Ltd., Term Loan B 8.558% 3-Month LIBOR 3.750% 10/20/27 Baa1 320,484
367 United Airlines, Inc., Term
Loan B
8.568% 3-Month LIBOR 3.750% 4/21/28 Ba1 365,407
Total Passenger Airlines 2,689,148
Personal Care Products - 0.0%
110 Kronos Acquisition Holdings
Inc., Term Loan B , (DD1)
8.703% 3-Month LIBOR 3.750% 12/22/26 B2 106,012
Total Personal Care Products 106,012
Pharmaceuticals - 0.4%
2 Bausch Health Companies
Inc., Term Loan B
9.993% SOFR30A 5.250% 1/27/27 B 1,524
860 Jazz Financing Lux S.a.r.l.,
Term Loan
8.340% 1-Month LIBOR 3.500% 5/05/28 BB+ 857,982
371 LSCS Holdings, Inc., Term
Loan, First Lien
9.340% 1-Month LIBOR 4.500% 12/16/28 B2 357,042
392 Organon & Co, Term Loan 7.868% 1 + 3 Month
LIBOR
3.000% 6/02/28 BB 392,586
155 Perrigo Investments, LLC,
Term Loan B
7.291% SOFR30A 2.500% 4/05/29 BB+ 154,056
Total Pharmaceuticals 1,763,190
Professional Services - 0.2%
246 CCRR Parent, Inc, Term Loan
B
8.600% 1-Month LIBOR 3.750% 3/05/28 B 238,536
113 CHG Healthcare Services
Inc., Term Loan
8.109% 1-Month LIBOR 3.250% 9/30/28 B1 112,355
118 Dun & Bradstreet
Corporation (The), Term
Loan
8.095% 1-Month LIBOR 3.250% 2/08/26 BB+ 117,325

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Professional Services (continued)
$ 93 Physician Partners LLC, Term
Loan
9.048% SOFR90A 4.000% 2/01/29 B $ 87,623
269 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan , (cash 6.340%, PIK
7.250%)
6.795% 3-Month LIBOR 4.375% 2/28/25 B- 276,198
243 Verscend Holding Corp.,
Term Loan B
8.840% 1-Month LIBOR 4.000% 8/27/25 BB- 243,305
Total Professional Services 1,075,342
Real Estate Management & Development - 0.1%
130 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.157% SOFR30A 3.250% 1/31/30 BB 125,561
103 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
7.590% 1-Month LIBOR 2.750% 8/21/25 BB 100,625
Total Real Estate Management & Development 226,186
Semiconductors & Semiconductor Equipment - 0.2%
217 Bright Bidco B.V., Term Loan 12.676% TSFR3M 1.000% 10/31/27 B 185,347
860 MKS Instruments Inc., Term
Loan,Term Loan , (WI/DD)
TBD TBD TBD TBD BBB- 856,865
Total Semiconductors & Semiconductor Equipment 1,042,212
Software - 2.4%
371 AppLovin Corporation, Term
Loan B
7.907% SOFR30A 3.100% 10/21/28 BB- 369,897
111 Apttus Corporation, Term
Loan
9.075% 3-Month LIBOR 4.250% 5/06/28 BB 108,448
428 Avaya, Inc., Term Loan 12.827% SOFR90A 8.000% 8/15/23 N/R 442,427
208 Avaya, Inc., Term Loan 14.827% SOFR30A 10.000% 12/15/27 D 51,818
365 Banff Merger Sub Inc, Term
Loan
8.590% 1-Month LIBOR 3.750% 10/02/25 B2 360,850
311 Camelot U.S. Acquisition
LLC, Term Loan B
7.840% 1-Month LIBOR 3.000% 10/31/26 B+ 310,848
336 Camelot U.S. Acquisition
LLC, Term Loan B
7.840% 1-Month LIBOR 3.000% 10/31/26 B+ 336,109
304 CDK Global, Inc., Term Loan
B
9.391% SOFR90A 4.500% 6/09/29 B+ 303,770
721 Ceridian HCM Holding Inc.,
Term Loan B
7.352% 1-Month LIBOR 2.500% 4/30/25 Ba3 718,199
249 DTI Holdco, Inc., Term Loan 9.426% SOFR90A 4.750% 4/21/29 B2 231,680
921 Epicor Software Corporation,
Term Loan
8.090% 1-Month LIBOR 3.250% 7/31/27 B2 906,571
979 Finastra USA, Inc., Term
Loan, First Lien
8.325% 3-Month LIBOR 3.500% 6/13/24 B+ 919,040
368 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.840% 1-Month LIBOR 4.000% 12/01/27 B2 363,591
369 IGT Holding IV AB, Term
Loan B2
8.809% 3-Month LIBOR 3.650% 3/29/28 B 366,577
520 Informatica LLC, Term Loan B 7.602% 1-Month LIBOR 2.750% 10/14/28 BB- 516,933
248 Instructure Holdings, Inc.,
Term Loan B
7.852% 3-Month LIBOR 2.750% 10/29/28 BBB- 246,572
299 McAfee, LLC, Term Loan B 8.515% SOFR30A 3.750% 2/03/29 BB+ 281,604
465 NortonLifeLock Inc., Term
Loan B
6.907% SOFR30A 2.000% 1/28/29 BBB- 460,865
900 Open Text Corporation,
Term Loan B
8.157% SOFR30A 3.500% 8/25/29 BBB- 898,780
47 Proofpoint, Inc., Term Loan,
First Lien
8.090% 1-Month LIBOR 3.250% 8/31/28 BB- 46,357
17 RealPage, Inc, Term Loan,
First Lien
7.840% 1-Month LIBOR 3.000% 4/22/28 B+ 16,416

Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Software (continued)
$ 769 Sophia, L.P., Term Loan B 8.659% 3-Month LIBOR 3.500% 10/07/27 B2 $ 760,989
171 SS&C European Holdings
Sarl, Term Loan B4
6.590% 1-Month LIBOR 1.750% 4/16/25 BB+ 170,755
180 SS&C Technologies Inc.,
Term Loan B3
6.590% 1-Month LIBOR 1.750% 4/16/25 BB+ 179,984
45 SS&C Technologies Inc.,
Term Loan B6
7.157% SOFR30A 2.250% 3/22/29 BB+ 44,258
67 SS&C Technologies Inc.,
Term Loan B7
7.157% SOFR30A 2.250% 3/22/29 BB+ 66,695
1,093 Ultimate Software Group Inc
(The), Term Loan
8.032% 3-Month LIBOR 3.250% 5/03/26 B1 1,066,452
360 Zelis Healthcare Corporation,
Term Loan
8.340% 1-Month LIBOR 3.500% 9/30/26 B 359,041
Total Software 10,905,526
Specialty Retail - 0.6%
314 Avis Budget Car Rental, LLC,
Term Loan B
6.600% 1-Month LIBOR 1.750% 8/06/27 BB+ 309,789
287 Avis Budget Car Rental, LLC,
Term Loan C
8.407% SOFR30A 3.500% 3/15/29 BB+ 287,380
371 Driven Holdings, LLC, Term
Loan B
7.761% 1-Month LIBOR 3.000% 12/17/28 B3 364,985
275 Jo-Ann Stores, Inc., Term
Loan B1
9.572% 3-Month LIBOR 4.750% 6/30/28 CCC+ 153,882
155 Les Schwab Tire Centers,
Term Loan B
8.064% 3-Month LIBOR 3.250% 11/02/27 B 153,641
1,096 PetSmart, Inc., Term Loan B 8.657% SOFR30A 3.750% 2/12/28 BB 1,089,001
178 Restoration Hardware, Inc.,
Term Loan B
7.340% 1-Month LIBOR 2.500% 10/15/28 BB 167,232
139 Staples, Inc., Term Loan B2 9.314% 3-Month LIBOR 4.500% 9/12/24 B 138,727
Total Specialty Retail 2,664,637
Technology Hardware, Storage & Peripherals - 0.1%
357 NCR Corporation, Term Loan 7.330% 3-Month LIBOR 2.500% 8/28/26 BB+ 352,459
Total Technology Hardware, Storage & Peripherals 352,459
Textiles, Apparel & Luxury Goods - 0.1%
348 Birkenstock GmbH & Co. KG,
Term Loan B
8.064% 3-Month LIBOR 3.250% 4/28/28 BB- 344,609
178 Crocs Inc, Term Loan B 8.407% SOFR30A 3.500% 2/19/29 Ba2 177,814
27 New Trojan Parent, Inc., Term
Loan, First Lien
8.024% 1-Month LIBOR 3.250% 1/06/28 B- 18,686
Total Textiles, Apparel & Luxury Goods 541,109
Trading Companies & Distributors - 0.1%
175 Core & Main LP, Term Loan B 7.380% 1 + 6 Month
LIBOR
2.500% 6/10/28 B+ 174,142
326 Fly Funding II S.a.r.l., Term
Loan B
6.600% 3-Month LIBOR 1.750% 8/09/25 B3 287,782
1 Univar Solutions USA Inc.,
Term Loan B6
6.590% 1-Month LIBOR 1.750% 6/03/28 BBB- 1,555
Total Trading Companies & Distributors 463,479
Transportation Infrastructure - 0.2%
190 Brown Group Holding, LLC,
Term Loan B
7.359% 1-Month LIBOR 2.500% 4/22/28 B+ 188,622
149 Brown Group Holding, LLC,
Term Loan B2
8.492% SOFR30A +
SOFR90A
3.750% 6/09/29 B+ 149,383
419 KKR Apple Bidco, LLC, Term
Loan
7.602% 1-Month LIBOR 2.750% 9/23/28 B+ 415,933

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (5) Value
Transportation Infrastructure (continued)
$ 120 KKR Apple Bidco, LLC, Term
Loan
8.791% SOFR30A 4.000% 9/23/28 B+ $ 119,701
Total Transportation Infrastructure 873,639
Wireless Telecommunication Services - 0.2%
369 GOGO Intermediate
Holdings LLC, Term Loan B
8.636% 3 Month LIBOR
+ SOFR90A
3.750% 4/30/28 B+ 366,670
478 Intelsat Jackson Holdings
S.A., Term Loan B
9.082% SOFR90A 4.250% 1/27/29 BB+ 474,378
3 Intelsat Jackson Holdings
S.A., Term Loan B3 (10)
12.500% Prime 4.750% 11/27/23 N/R 3,112
Total Wireless Telecommunication Services 844,160
Total Variable Rate Senior Loan Interests (cost $79,952,679) 75,408,694
Shares Description (1) Value
X 64,550,423 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 14.2% (9.5% of Total Investments)
X 64,550,423
Data Center REITs - 1.4%
26,730 Digital Realty Trust Inc  (3) $ 2,627,826
5,024 Equinix Inc   3,622,505
Total Data Center REITs 6,250,331
Health Care REITs - 0.8%
40,400 Healthpeak Properties Inc   887,588
42,400 Parkway Life Real Estate Investment Trust   127,246
20,300 Ventas Inc   880,005
28,200 Welltower Inc   2,021,658
Total Health Care REITs 3,916,497
Hotel & Resort REITs - 0.3%
52,600 Host Hotels & Resorts Inc   867,374
6,200 Ryman Hospitality Properties Inc   556,326
Total Hotel & Resort REITs 1,423,700
Industrial REITs - 2.9%
4,100 EastGroup Properties Inc   677,812
4,300 Innovative Industrial Properties Inc   326,757
68,245 Prologis Inc   8,514,929
34,300 Rexford Industrial Realty Inc   2,045,995
22,100 Terreno Realty Corp   1,427,660
Total Industrial REITs 12,993,153
Multi-Family Residential REITs - 1.5%
14,100 AvalonBay Communities Inc   2,369,646
24,100 Equity Residential   1,446,000
5,000 Essex Property Trust Inc   1,045,700
35,400 Independence Realty Trust Inc   567,462
10,600 Mid-America Apartment Communities Inc   1,601,024
Total Multi-Family Residential REITs 7,029,832
Office REITs - 0.3%
8,000 Alexandria Real Estate Equities Inc   1,004,720
4,200 Boston Properties Inc   227,304
Total Office REITs 1,232,024
Other Specialized REITs - 0.6%
15,700 Gaming and Leisure Properties Inc   817,342
54,400 VICI Properties Inc   1,774,528
Total Other Specialized REITs 2,591,870

Shares Description (1) Value
Retail REITs - 2.3%
8,600 Agree Realty Corp   $ 590,046
42,500 Brixmor Property Group Inc   914,600
60,900 Kimco Realty Corp   1,189,377
42,500 Kite Realty Group Trust   889,100
22,200 Realty Income Corp   1,405,704
23,100 Regency Centers Corp  (3) 1,413,258
30,700 Simon Property Group Inc   3,437,479
13,200 Spirit Realty Capital Inc   525,888
Total Retail REITs 10,365,452
Self-Storage REITs - 0.6%
3,100 Extra Space Storage Inc   505,083
4,300 Life Storage Inc   563,687
5,900 Public Storage   1,782,626
Total Self-Storage REITs 2,851,396
Single-Family Residential REITs - 1.3%
48,200 American Homes 4 Rent, Class A   1,515,890
26,200 Equity LifeStyle Properties Inc   1,758,806
8,800 Invitation Homes Inc   274,824
14,100 Sun Communities Inc   1,986,408
Total Single-Family Residential REITs 5,535,928
Telecom Tower REITs - 2.0%
24,853 American Tower Corp   5,078,462
15,292 Crown Castle Inc   2,046,681
8,537 SBA Communications Corp  (3) 2,228,755
Total Telecom Tower REITs 9,353,898
Timber REITs - 0.2%
33,400 Weyerhaeuser Co   1,006,342
Total Timber REITs 1,006,342
Total Real Estate Investment Trust Common Stocks (cost $59,722,952) 64,550,423
Shares Description (1) Value
X 52,526,650 EXCHANGE-TRADED FUNDS - 11.6% (7.7% of Total Investments)
X 52,526,650
789,275 iShares Core MSCI Emerging Markets ETF $ 38,508,727
8,699 iShares MSCI EAFE ETF 622,153
175,131 Vanguard Short-Term Bond ETF 13,395,770
Total Exchange-Traded Funds (cost $50,721,222) 52,526,650
Principal
Amount (000) Description (1) Coupon Maturity Ratings (5) Value
41,599,146 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 9.2% (6.1% of Total Investments)
X 41,599,146
Automobiles - 0.3%
$ 1,190 General Motors Financial Co Inc 5.750% N/A (13) BB+ $ 962,990
527 General Motors Financial Co Inc 5.700% N/A (13) BB+ 453,562
Total Automobiles 1,416,552
Banks - 3.8%
295 Bank of America Corp 4.375% N/A (13) BBB+ 250,791
1,375 Bank of America Corp 6.500% N/A (13) BBB+ 1,371,562
75 Bank of America Corp 6.100% N/A (13) BBB+ 73,525
260 Citigroup Inc 7.375% N/A (13) BBB- 255,882
170 Citigroup Inc 5.000% N/A (13) BBB- 158,950
1,000 Citigroup Inc (3) 5.950% N/A (13) BBB- 931,946
1,190 Citigroup Inc 6.250% N/A (13) BBB- 1,139,425
1,000 Citigroup Inc (3) 6.300% N/A (13) BBB- 950,000
335 Citizens Financial Group Inc 4.000% N/A (13) Baa3 255,437
260 Citizens Financial Group Inc 6.375% N/A (13) Baa3 223,600

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon Maturity Ratings (5) Value
Banks (continued)
$ 765 CoBank ACB 6.450% N/A (13) BBB+ $ 719,584
325 CoBank ACB 6.250% N/A (13) BBB+ 306,357
550 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (6)
8.838% N/A (13) Ba1 514,250
610 Huntington Bancshares Inc/OH 5.625% N/A (13) Baa3 518,500
345 JPMorgan Chase & Co 3.650% N/A (13) BBB+ 301,875
375 JPMorgan Chase & Co 5.000% N/A (13) BBB+ 360,037
1,600 JPMorgan Chase & Co 6.750% N/A (13) BBB+ 1,605,568
270 JPMorgan Chase & Co 6.100% N/A (13) BBB+ 263,756
380 M&T Bank Corp 6.450% N/A (13) Baa2 339,871
235 M&T Bank Corp 5.125% N/A (13) Baa2 176,156
415 PNC Financial Services Group Inc/The 3.400% N/A (13) Baa2 329,103
448 PNC Financial Services Group Inc/The 5.000% N/A (13) Baa2 405,440
775 PNC Financial Services Group Inc/The 6.250% N/A (13) Baa2 720,750
325 PNC Financial Services Group Inc/The 6.000% N/A (13) Baa2 299,182
625 Regions Financial Corp 5.750% N/A (13) Baa3 567,914
400 Truist Financial Corp 4.800% N/A (13) Baa2 350,000
1,035 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (6)
7.968% N/A (13) Baa2 984,388
295 Truist Financial Corp 5.100% N/A (13) Baa2 258,289
500 Wells Fargo & Co 3.900% N/A (13) Baa2 441,355
1,280 Wells Fargo & Co (3) 5.875% N/A (13) Baa2 1,257,600
600 Wells Fargo & Co 5.900% N/A (13) Baa2 568,830
450 Zions Bancorp NA 7.200% N/A (13) BB+ 380,466
Total Banks 17,280,389
Capital Markets - 0.5%
395 Bank of New York Mellon Corp/The 4.700% N/A (13) Baa1 373,776
615 Charles Schwab Corp/The 5.375% N/A (13) BBB 582,712
650 Goldman Sachs Group Inc/The (3) 5.300% N/A (13) BBB- 607,829
710 Goldman Sachs Group Inc/The 5.500% N/A (13) BBB- 684,987
Total Capital Markets 2,249,304
Construction Materials - 0.0%
200 Cemex SAB de CV, 144A 9.125% N/A (13) BB- 200,291
Total Construction Materials 200,291
Consumer Finance - 0.4%
460 Ally Financial Inc (3) 4.700% N/A (13) Ba2 329,763
400 Ally Financial Inc 4.700% N/A (13) Ba2 266,800
455 American Express Co 3.550% N/A (13) Baa2 384,566
295 Capital One Financial Corp 3.950% N/A (13) Baa3 220,881
305 Discover Financial Services 6.125% N/A (13) Ba1 281,526
130 Discover Financial Services 5.500% N/A (13) Ba1 92,950
Total Consumer Finance 1,576,486
Electric Utilities - 0.4%
310 American Electric Power Co Inc 3.875% 2/15/62 BBB 246,965
570 Edison International 5.000% N/A (13) BB+ 472,242
150 Edison International 5.375% N/A (13) BB+ 132,650
860 Emera Inc (3) 6.750% 6/15/76 BB+ 801,334
340 Southern Co/The 4.000% 1/15/51 BBB- 311,929
Total Electric Utilities 1,965,120
Financial Services - 0.3%
555 American AgCredit Corp, 144A 5.250% N/A (13) BB+ 477,300
390 Equitable Holdings Inc 4.950% N/A (13) BBB- 355,459
420 Voya Financial Inc 6.125% N/A (13) BBB- 400,400
Total Financial Services 1,233,159

Principal
Amount (000) Description (1) Coupon Maturity Ratings (5) Value
Food Products - 0.5%
$ 2,250 Land O' Lakes Inc, 144A (3) 8.000% N/A (13) BB $ 2,058,750
Total Food Products 2,058,750
Independent Power and Renewable Electricity Producers - 0.2%
300 AES Andes SA, 144A 6.350% 10/07/79 BB 279,573
265 AES Andes SA, 144A 7.125% 3/26/79 BB 253,280
175 Vistra Corp, 144A 7.000% N/A (13) Ba3 154,000
185 Vistra Corp, 144A 8.000% N/A (13) Ba3 172,801
Total Independent Power and Renewable Electricity Producers 859,654
Industrial Conglomerates - 0.1%
409 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (6)
8.196% N/A (13) BBB- 408,591
Total Industrial Conglomerates 408,591
Insurance - 1.2%
233 American International Group Inc 5.750% 4/01/48 BBB- 213,731
450 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 363,082
235 Enstar Finance LLC 5.500% 1/15/42 BBB- 169,262
325 Enstar Finance LLC 5.750% 9/01/40 BBB- 277,813
681 Markel Corp (3) 6.000% N/A (13) BBB- 653,280
790 MetLife Inc, 144A (3) 9.250% 4/08/38 BBB 932,159
660 Provident Financing Trust I 7.405% 3/15/38 BB+ 653,400
395 Prudential Financial Inc 5.125% 3/01/52 BBB+ 348,031
420 QBE Insurance Group Ltd, 144A 5.875% N/A (13) Baa2 391,623
1,075 SBL Holdings Inc, 144A (3) 6.500% N/A (13) BB 757,875
1,100 SBL Holdings Inc, 144A (3) 7.000% N/A (13) BB 837,080
Total Insurance 5,597,336
Media - 0.1%
560 Paramount Global 6.375% 3/30/62 Baa3 443,800
Total Media 443,800
Multi-Utilities - 0.4%
315 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 252,000
595 CenterPoint Energy Inc 6.125% N/A (13) BBB- 563,019
360 CMS Energy Corp 4.750% 6/01/50 BBB- 311,033
510 Sempra Energy 4.875% N/A (13) BBB- 477,647
Total Multi-Utilities 1,603,699
Oil, Gas & Consumable Fuels - 0.3%
305 Enbridge Inc 7.625% 1/15/83 BBB- 297,524
535 Energy Transfer LP 6.500% N/A (13) BB 470,800
55 Energy Transfer LP 7.125% N/A (13) BB 46,255
645 Transcanada Trust 5.600% 3/07/82 BBB- 539,535
Total Oil, Gas & Consumable Fuels 1,354,114
Trading Companies & Distributors - 0.5%
610 AerCap Global Aviation Trust, 144A (3) 6.500% 6/15/45 Baa3 576,548
1,645 AerCap Holdings NV 5.875% 10/10/79 BB+ 1,498,085
395 Air Lease Corp 4.650% N/A (13) BB+ 328,033
Total Trading Companies & Distributors 2,402,666
U.S. Agency - 0.1%
525 Farm Credit Bank of Texas, 144A 6.200% N/A (13) BBB+ 451,500
Total U.S. Agency 451,500

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon Maturity Ratings (5) Value
Wireless Telecommunication Services - 0.1%
$ 500 Vodafone Group PLC 7.000% 4/04/79 BB+ $ 497,735
Total Wireless Telecommunication Services 497,735
Total $1,000 Par (or similar) Institutional Preferred (cost $46,876,670) 41,599,146
Principal
Amount
(000) (14) Description (1) Coupon Maturity Ratings (5) Value
X 39,975,477
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 8.8% (5.9% of Total
Investments)
X 39,975,477
Angola - 0.2%
$ 335 Angolan Government International Bond , 144A 8.250% 5/09/28 B3 $ 295,855
200 Angolan Government International Bond , 144A 8.750% 4/14/32 B- 168,750
270 Angolan Government International Bond , 144A 9.375% 5/08/48 B3 210,884
Total Angola 675,489
Argentina - 0.1%
700 Argentine Republic Government International Bond 1.500% 7/09/35 CCC- 181,952
475 Provincia de Buenos Aires/Government Bonds , 144A 5.250% 9/01/37 CCC- 166,518
20 YPF SA , Reg S 6.950% 7/21/27 CCC- 14,857
139 YPF SA , 144A 6.950% 7/21/27 CCC- 103,256
Total Argentina 466,583
Australia - 0.4%
200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 Baa3 177,823
200 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 Baa3 174,945
1,290 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 1,272,634
Total Australia 1,625,402
Barbados - 0.0%
200 Barbados Government International Bond , 144A 6.500% 10/01/29 B 185,743
Total Barbados 185,743
Benin - 0.0%
190 EUR Benin Government International Bond , 144A 4.950% 1/22/35 B+ 141,202
100 EUR Benin Government International Bond , 144A 6.875% 1/19/52 B+ 74,752
Total Benin 215,954
Bermuda - 0.0%
200 Bermuda Government International Bond , 144A 4.750% 2/15/29 A+ 198,584
Total Bermuda 198,584
Brazil - 0.4%
200 B3 SA - Brasil Bolsa Balcao , 144A 4.125% 9/20/31 Ba1 165,403
200 Banco BTG Pactual SA/Cayman Islands , 144A 2.750% 1/11/26 Ba2 177,813
200 Banco do Brasil SA/Cayman , 144A 4.875% 1/11/29 Ba2 187,550
900 BRL Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/31 BB- 159,805
210 Brazilian Government International Bond 5.000% 1/27/45 Ba2 164,818
200 Brazilian Government International Bond 4.750% 1/14/50 Ba2 147,565
200 Brazilian Government International Bond 5.625% 1/07/41 Ba2 176,609
200 Embraer Netherlands Finance BV , 144A 6.950% 1/17/28 BB+ 202,338
200 JSM Global Sarl , 144A (10) 4.750% 10/20/30 C 40,850
115 Petrobras Global Finance BV 5.500% 6/10/51 Ba1 89,282
145 Petrobras Global Finance BV 6.750% 6/03/50 Ba1 128,035
200 Suzano Austria GmbH 2.500% 9/15/28 BBB- 170,250
Total Brazil 1,810,318
Cameroon - 0.0%
100 EUR Republic of Cameroon International Bond , 144A 5.950% 7/07/32 B 77,488
Total Cameroon 77,488

Principal
Amount
(000)(14)   Description (1) Coupon Maturity Ratings (5) Value
Canada - 0.3%
$ 150 Air Canada , 144A 3.875% 8/15/26 Ba2 $ 136,200
550 Enbridge Inc 5.750% 7/15/80 BBB- 489,331
175 Enbridge Inc 5.500% 7/15/77 BBB- 154,169
625 GFL Environmental Inc , 144A 5.125% 12/15/26 BB- 611,103
Total Canada 1,390,803
Chile - 0.3%
199 Alfa Desarrollo SpA , 144A 2021 1 4.550% 9/27/51 BBB- 145,935
200 Antofagasta PLC , 144A 5.625% 5/13/32 BBB+ 198,880
200 Banco del Estado de Chile , 144A 2.704% 1/09/25 A 189,665
205 Celulosa Arauco y Constitucion SA , 144A 5.150% 1/29/50 BBB 174,156
175 Cia Cervecerias Unidas SA , 144A 3.350% 1/19/32 A- 148,313
200 Corp Nacional del Cobre de Chile , 144A 3.000% 9/30/29 A 178,747
150 Empresa Nacional de Telecomunicaciones SA , 144A 3.050% 9/14/32 BBB 119,062
Total Chile 1,154,758
China - 0.1%
200 Agile Group Holdings Ltd , Reg S 5.500% 5/17/26 N/R 85,108
200 ENN Clean Energy International Investment Ltd , 144A 3.375% 5/12/26 BBB- 179,991
200 Lenovo Group Ltd , 144A 3.421% 11/02/30 Baa2 167,611
200 RKPF Overseas 2020 A Ltd , Reg S 5.200% 1/12/26 B1 142,505
Total China 575,215
Colombia - 0.3%
320 Bancolombia SA 3.000% 1/29/25 Baa2 301,034
350 Colombia Government International Bond 3.125% 4/15/31 Baa2 266,631
200 Colombia Government International Bond 7.500% 2/02/34 Baa2 196,270
205 Colombia Government International Bond 3.250% 4/22/32 Baa2 152,392
200 Ecopetrol SA 4.625% 11/02/31 Baa3 153,894
200 Ecopetrol SA 5.875% 11/02/51 Baa3 135,250
200 Empresas Publicas de Medellin ESP , 144A 4.250% 7/18/29 Baa3 153,118
200 Grupo Aval Ltd , 144A 4.375% 2/04/30 BB+ 154,710
Total Colombia 1,513,299
Costa Rica - 0.2%
200 Costa Rica Government International Bond , 144A 6.550% 4/03/34 BB- 201,000
200 Costa Rica Government International Bond , 144A 7.000% 4/04/44 BB- 195,315
200 Instituto Costarricense de Electricidad , 144A 6.750% 10/07/31 BB- 192,061
200 Liberty Costa Rica Senior Secured Finance , 144A 10.875% 1/15/31 B+ 187,950
Total Costa Rica 776,326
Cote d'Ivoire - 0.1%
395 Ivory Coast Government International Bond , Reg S 6.125% 6/15/33 BB- 341,257
270 EUR Ivory Coast Government International Bond , Reg S 6.875% 10/17/40 BB- 215,456
Total Cote d'Ivoire 556,713
Dominican Republic - 0.2%
425 Dominican Republic International Bond , Reg S 7.450% 4/30/44 BB 407,926
270 Dominican Republic International Bond , Reg S 4.875% 9/23/32 BB 228,928
150 Dominican Republic International Bond , 144A 4.875% 9/23/32 BB 127,183
Total Dominican Republic 764,037
Ecuador - 0.1%
623 Ecuador Government International Bond , 144A 1.000% 7/31/35 B- 206,845
137 Ecuador Government International Bond , Reg S 2.500% 7/31/35 N/R 45,522
Total Ecuador 252,367

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount
(000)(14)   Description (1) Coupon Maturity Ratings (5) Value
Egypt - 0.2%
$ 300 Egypt Government International Bond , Reg S 7.903% 2/21/48 B+ $ 165,774
200 Egypt Government International Bond , 144A 5.800% 9/30/27 B+ 139,936
200 Egypt Government International Bond , 144A 7.600% 3/01/29 B+ 139,059
220 Egypt Government International Bond , 144A 7.300% 9/30/33 B+ 134,609
205 Egypt Government International Bond , 144A 8.875% 5/29/50 B+ 120,171
225 Egypt Government International Bond , 144A 8.500% 1/31/47 B+ 130,081
Total Egypt 829,630
El Salvador - 0.1%
135 El Salvador Government International Bond , Reg S 6.375% 1/18/27 CCC+ 74,933
40 El Salvador Government International Bond , Reg S 5.875% 1/30/25 CCC+ 30,900
65 El Salvador Government International Bond , Reg S 7.650% 6/15/35 CCC+ 30,403
190 El Salvador Government International Bond , 144A 7.125% 1/20/50 CCC+ 86,272
Total El Salvador 222,508
Ghana - 0.1%
355 Ghana Government International Bond , Reg S 7.625% 5/16/29 CC 122,759
250 Ghana Government International Bond , 144A 8.750% 3/11/61 CC 83,750
235 Ghana Government International Bond , 144A 7.750% 4/07/29 CC 81,075
200 Kosmos Energy Ltd , 144A 7.750% 5/01/27 B+ 167,952
Total Ghana 455,536
Guatemala - 0.2%
145 Central American Bottling Corp / CBC Bottling Holdco
SL / Beliv Holdco SL , 144A
5.250% 4/27/29 BB+ 134,763
200 CT Trust , 144A 5.125% 2/03/32 Ba1 167,316
200 Guatemala Government Bond , 144A 3.700% 10/07/33 BB 166,781
200 Investment Energy Resources Ltd , 144A 6.250% 4/26/29 BB 185,141
180 Millicom International Cellular SA , 144A 2029 2029 6.250% 3/25/29 BB+ 166,254
Total Guatemala 820,255
Honduras - 0.0%
– (11) Honduras Government International Bond , Reg S 7.500% 3/15/24 BB- 7
Total Honduras 7
Hungary - 0.0%
200 Hungary Government International Bond , 144A 5.250% 6/16/29 Baa2 194,426
Total Hungary 194,426
India - 0.3%
200 Adani Ports & Special Economic Zone Ltd , 144A 3.100% 2/02/31 BBB- 128,730
179 Azure Power Energy Ltd , 144A 3.575% 8/19/26 BB 136,210
200 Export-Import Bank of India , 144A 2.250% 1/13/31 BBB- 160,003
200 Indian Railway Finance Corp Ltd , 144A 3.570% 1/21/32 BBB- 173,006
200 Network i2i Ltd , 144A 3.975% 6/03/71 BB 175,107
200 Power Finance Corp Ltd , 144A 3.950% 4/23/30 Baa3 175,544
200 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries , 144A
4.500% 7/14/28 Ba3 168,099
200 UltraTech Cement Ltd , 144A 2.800% 2/16/31 Baa3 160,448
Total India 1,277,147
Indonesia - 0.3%
200 Freeport Indonesia PT , 144A 6.200% 4/14/52 Baa3 182,998
500 Pertamina Persero PT , 144A 2.300% 2/09/31 Baa2 410,103
200 Perusahaan Penerbit SBSN Indonesia III , 144A 4.700% 6/06/32 BBB 199,538
335 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara , Reg S
3.875% 7/17/29 BBB 303,345
200 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara , Reg S
5.250% 5/15/47 Baa2 172,463
200 Saka Energi Indonesia PT , 144A 4.450% 5/05/24 B+ 190,623
Total Indonesia 1,459,070

Principal
Amount
(000)(14)   Description (1) Coupon Maturity Ratings (5) Value
Iraq - 0.1%
$ 250 Iraq International Bond , 144A 5.800% 1/15/28 N/R $ 232,460
Total Iraq 232,460
Israel - 0.2%
200 Bank Leumi Le-Israel BM , 144A, Reg S 5.125% 7/27/27 A 196,289
85 Energean Israel Finance Ltd , 144A, Reg S 4.500% 3/30/24 BB- 82,980
80 Energean Israel Finance Ltd , 144A, Reg S 4.875% 3/30/26 BB- 74,116
200 Israel Electric Corp Ltd , 144A, Reg S 4.250% 8/14/28 BBB+ 187,526
32 Leviathan Bond Ltd , 144A, Reg S 6.125% 6/30/25 BB 31,178
127 Leviathan Bond Ltd , 144A, Reg S 6.500% 6/30/27 BB 121,820
75 Leviathan Bond Ltd , 144A, Reg S 6.750% 6/30/30 BB 70,060
175 EUR Teva Pharmaceutical Finance Netherlands II BV 4.375% 5/09/30 Ba2 160,153
Total Israel 924,122
Jamaica - 0.1%
215 Jamaica Government International Bond 8.000% 3/15/39 B+ 258,828
215 Jamaica Government International Bond 7.875% 7/28/45 B+ 251,611
Total Jamaica 510,439
Jordan - 0.1%
200 Jordan Government International Bond , 144A 4.950% 7/07/25 BB- 191,128
200 Jordan Government International Bond , 144A 5.850% 7/07/30 BB- 177,760
Total Jordan 368,888
Kazakhstan - 0.2%
200 Development Bank of Kazakhstan JSC , 144A 5.750% 5/12/25 Baa2 200,500
200 Kazakhstan Government International Bond , 144A 6.500% 7/21/45 Baa2 208,000
200 KazMunayGas National Co JSC , 144A 5.375% 4/24/30 Baa2 178,365
200 KazMunayGas National Co JSC , 144A 3.500% 4/14/33 Baa2 149,840
200 Tengizchevroil Finance Co International Ltd , 144A 4.000% 8/15/26 Baa2 176,760
Total Kazakhstan 913,465
Kenya - 0.1%
200 Republic of Kenya Government International Bond ,
144A
7.250% 2/28/28 B 163,518
200 Republic of Kenya Government International Bond ,
144A
6.300% 1/23/34 B 140,500
Total Kenya 304,018
Korea, Republic of - 0.1%
200 POSCO , 144A 4.500% 8/04/27 A- 196,373
200 Shinhan Bank Co Ltd , 144A 4.375% 4/13/32 BBB+ 183,198
Total Korea, Republic of 379,571
Macau - 0.0%
200 Sands China Ltd 5.625% 8/08/25 Baa2 194,645
Total Macau 194,645
Malaysia - 0.2%
600 MYR Malaysia Government Bond 3.900% 11/30/26 A3 137,963
215 MISC Capital Two Labuan Ltd , 144A 3.750% 4/06/27 BBB 203,256
200 Petronas Capital Ltd , 144A 3.500% 4/21/30 A2 186,215
205 Petronas Capital Ltd , 144A 3.404% 4/28/61 A2 148,127
Total Malaysia 675,561
Mexico - 0.7%
200 Banco Nacional de Comercio Exterior SNC/Cayman
Islands , 144A
4.375% 10/14/25 BBB 193,588
200 Banco Nacional de Comercio Exterior SNC/Cayman
Islands , 144A
2.720% 8/11/31 Ba1 168,217
200 Braskem Idesa SAPI , 144A 6.990% 2/20/32 BB- 150,947

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount
(000)(14)   Description (1) Coupon Maturity Ratings (5) Value
Mexico
$ 200 Cemex SAB de CV , 144A 3.875% 7/11/31 BB+ $ 166,623
200 Comision Federal de Electricidad , 144A 4.688% 5/15/29 BBB 179,000
230 Comision Federal de Electricidad , 144A 3.348% 2/09/31 BBB 181,726
200 Electricidad Firme de Mexico Holdings SA de CV , 144A 4.900% 11/20/26 Ba2 174,636
200 Grupo Aeromexico SAB de CV , 144A 8.500% 3/17/27 B 175,830
2,350 MXN Mexican Bonos 7.500% 6/03/27 BBB+ 123,602
3,600 MXN Mexican Bonos 8.500% 11/18/38 BBB+ 190,674
300 Mexico Government International Bond 4.400% 2/12/52 BBB 234,030
200 Mexico Government International Bond 4.280% 8/14/41 BBB 163,428
200 Nemak SAB de CV , 144A 3.625% 6/28/31 BBB- 151,505
412 Petroleos Mexicanos 6.750% 9/21/47 BBB 267,825
545 Petroleos Mexicanos 6.840% 1/23/30 BBB 451,837
140 Petroleos Mexicanos 6.375% 1/23/45 BBB 88,421
25 Petroleos Mexicanos 6.500% 1/23/29 BBB 21,494
245 Petroleos Mexicanos 5.950% 1/28/31 BBB 187,499
Total Mexico 3,270,882
Mongolia - 0.1%
300 Mongolia Government International Bond , 144A 5.125% 4/07/26 B 263,250
Total Mongolia 263,250
Morocco - 0.2%
200 Morocco Government International Bond , 144A 5.950% 3/08/28 BB+ 204,346
200 Morocco Government International Bond , 144A 5.500% 12/11/42 BB+ 172,654
200 OCP SA , 144A 3.750% 6/23/31 BB+ 162,760
200 OCP SA , 144A 5.125% 6/23/51 BB+ 145,208
Total Morocco 684,968
Namibia - 0.0%
200 Namibia International Bonds , 144A 5.250% 10/29/25 B1 189,626
Total Namibia 189,626
Netherlands - 0.1%
405 Aegon NV 5.500% 4/11/48 Baa1 383,007
200 VEON Holdings BV , Reg S 4.000% 4/09/25 N/R 164,000
Total Netherlands 547,007
Nigeria - 0.2%
200 Access Bank PLC , 144A 6.125% 9/21/26 B- 158,760
400 Nigeria Government International Bond , 144A 8.375% 3/24/29 B- 329,000
200 Nigeria Government International Bond , Reg S 7.625% 11/28/47 B- 126,520
200 Nigeria Government International Bond , 144A 7.375% 9/28/33 B- 141,260
Total Nigeria 755,540
Oman - 0.2%
385 Oman Government International Bond , Reg S 5.625% 1/17/28 BB 384,246
200 Oman Government International Bond , 144A 6.250% 1/25/31 BB 203,320
200 Oman Government International Bond , Reg S 6.750% 1/17/48 BB 188,758
200 OQ SAOC , 144A 5.125% 5/06/28 BB 190,187
Total Oman 966,511
Pakistan - 0.1%
515 Pakistan Government International Bond , Reg S 6.875% 12/05/27 CCC+ 182,825
200 Pakistan Government International Bond , 144A 6.000% 4/08/26 Caa3 72,500
200 Pakistan Water & Power Development Authority , Reg S 7.500% 6/04/31 CCC+ 61,800
Total Pakistan 317,125

Principal
Amount
(000)(14)   Description (1) Coupon Maturity Ratings (5) Value
Panama - 0.2%
$ 200 Aeropuerto Internacional de Tocumen SA , 144A 5.125% 8/11/61 BBB $ 154,939
200 C&W Senior Financing DAC , 144A 6.875% 9/15/27 BB- 178,915
190 Panama Bonos del Tesoro 3.362% 6/30/31 BBB 157,700
155 Panama Notas del Tesoro 3.750% 4/17/26 BBB 146,359
185 UEP Penonome II SA , 144A 2020 1 6.500% 10/01/38 BB 138,544
Total Panama 776,457
Paraguay - 0.0%
200 Paraguay Government International Bond , 144A 2.739% 1/29/33 Ba1 161,774
Total Paraguay 161,774
Peru - 0.2%
65 Banco de Credito del Peru S.A , 144A 3.250% 9/30/31 BBB- 56,091
120 Banco de Credito del Peru S.A , 144A 3.125% 7/01/30 BBB- 108,032
300 Fondo MIVIVIENDA SA , 144A 4.625% 4/12/27 Baa1 284,442
200 Kallpa Generacion SA , Reg S 4.875% 5/24/26 Baa3 192,500
200 Peruvian Government International Bond 3.000% 1/15/34 Baa1 163,003
95 Volcan Cia Minera SAA , 144A 4.375% 2/11/26 BB 78,622
Total Peru 882,690
Philippines - 0.0%
200 Philippine Government International Bond 4.200% 3/29/47 BBB+ 172,291
Total Philippines 172,291
Poland - 0.0%
192 Republic of Poland Government International Bond 5.500% 4/04/53 A- 194,304
Total Poland 194,304
Qatar - 0.2%
405 Qatar Government International Bond , Reg S 4.400% 4/16/50 AA 374,374
310 QatarEnergy , 144A 3.300% 7/12/51 AA 230,888
200 QNB Finance Ltd , Reg S 2.625% 5/12/25 Aa3 190,118
Total Qatar 795,380
Republic of Serbia - 0.0%
200 Serbia International Bond , 144A 6.500% 9/26/33 BB+ 198,543
Total Republic of Serbia 198,543
Romania - 0.0%
140 Romanian Government International Bond , 144A 3.000% 2/27/27 BBB- 127,257
Total Romania 127,257
Rwanda - 0.0%
300 Rwanda International Government Bond , 144A 5.500% 8/09/31 B+ 214,956
Total Rwanda 214,956
Saudi Arabia - 0.2%
200 EIG Pearl Holdings Sarl , 144A 4.387% 11/30/46 A1 157,443
200 Saudi Arabian Oil Co , Reg S 4.250% 4/16/39 A 179,020
385 Saudi Government International Bond , Reg S 3.750% 1/21/55 A1 295,682
325 Saudi Government International Bond , 144A 2.250% 2/02/33 A1 266,721
Total Saudi Arabia 898,866
Senegal - 0.1%
215 Senegal Government International Bond , Reg S 6.750% 3/13/48 Ba3 148,672
100 EUR Senegal Government International Bond , 144A 5.375% 6/08/37 Ba3 69,456
200 Senegal Government International Bond , 144A 6.750% 3/13/48 Ba3 138,300
Total Senegal 356,428

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount
(000)(14)   Description (1) Coupon Maturity Ratings (5) Value
South Africa - 0.5%
$ 500 Eskom Holdings SOC Ltd , 144A 6.750% 8/06/23 CCC+ $ 495,750
200 Eskom Holdings SOC Ltd , 144A 6.350% 8/10/28 Ba2 188,760
200 MTN Mauritius Investments Ltd , 144A 6.500% 10/13/26 Ba2 198,942
3,075 ZAR Republic of South Africa Government Bond 7.000% 2/28/31 BB 143,019
2,875 ZAR Republic of South Africa Government Bond 8.875% 2/28/35 BB 138,552
225 Republic of South Africa Government International Bond 5.875% 4/20/32 Ba2 204,197
200 Republic of South Africa Government International Bond 5.375% 7/24/44 Ba2 147,726
200 Republic of South Africa Government International Bond 5.750% 9/30/49 Ba2 146,508
200 Republic of South Africa Government International Bond 5.650% 9/27/47 Ba2 147,540
250 Transnet SOC Ltd , 144A 8.250% 2/06/28 BB- 248,730
Total South Africa 2,059,724
Sri Lanka - 0.0%
415 Sri Lanka Government International Bond , Reg S 6.850% 11/03/25 Ca 150,460
Total Sri Lanka 150,460
Supranational - 0.0%
200 Banque Ouest Africaine de Developpement , 144A 4.700% 10/22/31 Baa1 163,184
Total Supranational 163,184
Thailand - 0.1%
200 Bangkok Bank PCL/Hong Kong , 144A 3.466% 9/23/36 Baa3 163,231
6,150 THB Thailand Government Bond 2.875% 12/17/28 N/R 187,514
Total Thailand 350,745
Turkey - 0.3%
200 Anadolu Efes Biracilik Ve Malt Sanayii AS , 144A 3.375% 6/29/28 BB+ 159,498
200 Arcelik AS , 144A 5.000% 4/03/23 BB 200,000
245 Turkey Government International Bond 5.125% 2/17/28 B 213,836
200 Turkiye Ihracat Kredi Bankasi AS , 144A 6.125% 5/03/24 B3 196,428
200 Turkiye Ihracat Kredi Bankasi AS , 144A 5.750% 7/06/26 B3 182,212
200 Turkiye Sise ve Cam Fabrikalari AS , 144A 6.950% 3/14/26 B 195,968
Total Turkey 1,147,942
Uganda - 0.0%
669,000 UGX Republic of Uganda Government Bonds 14.250% 8/23/29 N/R 170,076
Total Uganda 170,076
Ukraine - 0.1%
200 NAK Naftogaz Ukraine via Kondor Finance PLC , Reg S
(10)
7.375% 7/19/24 N/R 54,000
100 Ukraine Government International Bond , Reg S 7.750% 9/01/28 CCC+ 18,042
115 Ukraine Government International Bond , Reg S 7.750% 9/01/24 CCC+ 25,390
425 Ukraine Government International Bond , 144A 6.876% 5/21/31 CCC+ 72,729
360 Ukraine Government International Bond , 144A 7.253% 3/15/35 CCC+ 61,200
Total Ukraine 231,361
United Arab Emirates - 0.3%
200 DAE Funding LLC , 144A 3.375% 3/20/28 Baa3 179,764
400 Emirate of Dubai Government International Bonds , Reg
S
3.900% 9/09/50 N/R 289,076
435 Galaxy Pipeline Assets Bidco Ltd , 144A 2.625% 3/31/36 Aa2 356,962
228 Galaxy Pipeline Assets Bidco Ltd , 144A 2022 2022 2.940% 9/30/40 Aa2 184,420
195 Sweihan PV Power Co PJSC , 144A 2022 1 3.625% 1/31/49 BBB+ 158,890
Total United Arab Emirates 1,169,112
United Kingdom - 0.0%
190 Vodafone Group PLC 4.125% 6/04/81 BB+ 149,942
Total United Kingdom 149,942

Principal
Amount
(000)(14)   Description (1) Coupon Maturity Ratings (5) Value
Uruguay - 0.0%
$ 6,200 UYU Uruguay Government International Bond 8.250% 5/21/31 BBB $ 141,113
80 Uruguay Government International Bond 4.375% 1/23/31 BBB 79,444
Total Uruguay 220,557
Uzbekistan - 0.0%
200 Republic of Uzbekistan International Bond , Reg S 4.750% 2/20/24 BB- 196,442
Total Uzbekistan 196,442
Zambia - 0.0%
425 Zambia Government International Bond , 144A 8.500% 4/14/24 D 191,250
Total Zambia 191,250
Total Emerging Market Debt And Foreign Corporate Bonds (cost $49,563,713) 39,975,477
Principal
Amount (000) Description (1) ,(15) Coupon Maturity Ratings (5) Value
X 26,705,922 CONTINGENT CAPITAL SECURITIES - 5.9% (3.9% of Total Investments)
X 26,705,922
Banks - 5.0%
$ 240 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (13) Baa2 $ 230,442
640 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (13) Ba2 501,550
600 Banco Bilbao Vizcaya Argentaria SA (3) 6.500% N/A (13) Ba2 544,500
200 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (13) Ba2 172,911
500 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (13) Ba2 442,500
600 Banco Santander SA , Reg S 7.500% N/A (13) Ba1 570,000
800 Banco Santander SA (3) 4.750% N/A (13) Ba1 621,000
200 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 BBB 166,368
895 Barclays PLC 8.000% N/A (13) BBB- 805,500
700 Barclays PLC 8.000% N/A (13) BBB- 597,625
630 Barclays PLC 6.125% N/A (13) BBB- 534,880
1,055 Barclays PLC 7.750% N/A (13) BBB- 967,737
200 BBVA Bancomer SA/Texas, 144A 5.125% 1/18/33 BB 171,102
200 BNP Paribas SA, 144A 9.250% N/A (13) BBB 203,101
290 BNP Paribas SA, 144A 7.000% N/A (13) BBB 264,341
515 BNP Paribas SA, 144A 6.625% N/A (13) BBB 484,265
640 BNP Paribas SA, 144A (3) 7.375% N/A (13) BBB 607,418
585 BNP Paribas SA, 144A 7.750% N/A (13) BBB 559,962
755 Credit Agricole SA, 144A 8.125% N/A (13) BBB 727,426
805 Credit Agricole SA, 144A 7.875% N/A (13) BBB 786,501
305 HSBC Holdings PLC 6.375% N/A (13) BBB 284,163
2,120 HSBC Holdings PLC 6.375% N/A (13) BBB 1,948,182
250 HSBC Holdings PLC 8.000% N/A (13) BBB 249,350
1,110 HSBC Holdings PLC 6.000% N/A (13) BBB 999,977
530 ING Groep NV , Reg S 6.750% N/A (13) BBB 487,526
845 ING Groep NV (3) 5.750% N/A (13) BBB 731,060
900 ING Groep NV 6.500% N/A (13) BBB 811,003
1,225 Lloyds Banking Group PLC 7.500% N/A (13) Baa3 1,136,579
1,255 Lloyds Banking Group PLC 7.500% N/A (13) Baa3 1,186,239
500 Macquarie Bank Ltd/London, 144A 6.125% N/A (13) BB+ 430,945
1,010 NatWest Group PLC 6.000% N/A (13) Baa3 921,221
480 NatWest Group PLC 8.000% N/A (13) BBB- 474,528
380 Nordea Bank Abp, 144A 6.625% N/A (13) BBB+ 356,140
655 Societe Generale SA, 144A (3) 7.875% N/A (13) BB+ 613,342
320 Societe Generale SA, 144A 6.750% N/A (13) BB 255,238
200 Societe Generale SA, 144A 9.375% N/A (13) BB+ 189,250
245 Societe Generale SA, 144A 8.000% N/A (13) BB 229,075
370 Standard Chartered PLC, 144A 4.300% N/A (13) BBB- 266,100
400 Standard Chartered PLC, 144A 7.750% N/A (13) BBB- 376,099
435 UniCredit SpA , Reg S 8.000% N/A (13) BB- 411,075
Total Banks 22,316,221

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (1),(15) Coupon Maturity Ratings (5) Value
Capital Markets - 0.9%
$ 1,000 Credit Suisse Group AG, 144A 7.500% N/A (13) C $ 50,000
300 Credit Suisse Group AG, 144A 6.375% N/A (13) Ba2 15,000
575 Credit Suisse Group AG, 144A 7.500% N/A (13) C 28,750
1,645 Credit Suisse Group AG, 144A 7.250% N/A (13) C 82,250
735 Credit Suisse Group AG, 144A 9.750% N/A (13) C 36,750
1,600 Deutsche Bank AG (3) 6.000% N/A (13) Ba2 1,182,735
650 UBS Group AG, 144A 7.000% N/A (13) BBB 616,661
1,030 UBS Group AG , Reg S 7.000% N/A (13) BBB 968,200
1,365 UBS Group AG , Reg S 6.875% N/A (13) BBB 1,222,917
245 UBS Group AG, 144A 3.875% N/A (13) BBB 186,438
Total Capital Markets 4,389,701
Total Contingent Capital Securities (cost $35,958,505) 26,705,922
Shares Description (1) Coupon Ratings (5) Value
X 17,620,135 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 3.9% (2.6% of Total Investments)
X 17,620,135
Automobiles - 0.1%
4,185 Dr Ing hc F Porsche AG 0.000% N/R $ 537,141
Total Automobiles 537,141
Banks - 1.3%
311,800 Banco Bradesco SA 0.000% N/R 810,190
4,750 Farm Credit Bank of Texas, 144A 6.750% Baa1 472,625
20,222 Fifth Third Bancorp 6.625% Baa3 479,464
169,200 Itau Unibanco Holding SA 0.000% N/R 825,895
18,425 KeyCorp 6.125% Baa3 431,329
49,625 KeyCorp (3) 6.200% Baa3 1,108,126
25,814 New York Community Bancorp Inc 6.375% Ba2 597,336
12,231 Regions Financial Corp 6.375% Baa3 288,040
13,700 Synovus Financial Corp 5.875% BB- 297,290
7,800 Western Alliance Bancorp 4.250% Ba1 106,080
14,500 Wintrust Financial Corp 6.875% BB 329,440
Total Banks 5,745,815
Capital Markets - 0.4%
5,100 Goldman Sachs Group Inc/The 5.500% BB+ 126,582
25,000 Morgan Stanley 6.875% BBB 617,500
39,606 Morgan Stanley 7.125% BBB 994,111
10,100 Morgan Stanley 6.500% BBB 256,439
Total Capital Markets 1,994,632
Communications Equipment - 0.0%
3,288 Riverbed technology Inc 0.000% N/R 33
Total Communications Equipment 33
Consumer Finance - 0.1%
10,648 Synchrony Financial 5.625% BB- 181,442
Total Consumer Finance 181,442
Diversified Telecommunication Services - 0.0%
7,900 AT&T Inc 4.750% BBB- 168,033
Total Diversified Telecommunication Services 168,033
Financial Services - 0.2%
21,900 Equitable Holdings Inc 5.250% BBB- 479,391
23,800 Voya Financial Inc 5.350% BBB- 552,160
Total Financial Services 1,031,551

Shares   Description (1) Coupon Ratings (5) Value
Food Products - 0.3%
24,270 CHS Inc 6.750% N/R $ 606,750
34,746 CHS Inc 7.100% N/R 871,082
Total Food Products 1,477,832
Insurance - 1.0%
26,566 American Equity Investment Life Holding Co 5.950% BB 623,504
24,200 American Equity Investment Life Holding Co 6.625% BB 603,306
29,048 Aspen Insurance Holdings Ltd 5.950% BB+ 668,104
15,200 Aspen Insurance Holdings Ltd 5.625% BB+ 278,464
11,000 Assurant Inc 5.250% Baa3 214,720
19,836 Athene Holding Ltd 6.350% BBB 431,433
19,590 Athene Holding Ltd 6.375% BBB 471,923
2,500 Axis Capital Holdings Ltd 5.500% BBB 52,975
11,432 Enstar Group Ltd 7.000% BBB- 254,934
13,500 Reinsurance Group of America Inc 5.750% BBB+ 345,600
10,300 Reinsurance Group of America Inc 7.125% BBB+ 270,890
8,200 Selective Insurance Group Inc 4.600% BBB- 141,040
Total Insurance 4,356,893
Multi-Utilities - 0.1%
10,000 NiSource Inc 6.500% BBB- 240,000
Total Multi-Utilities 240,000
Oil, Gas & Consumable Fuels - 0.3%
5,400 Energy Transfer LP 7.600% BB 130,572
30,300 NuStar Energy LP (3) 10.820% B2 722,655
18,300 NuStar Energy LP 11.943% B2 425,658
Total Oil, Gas & Consumable Fuels 1,278,885
Trading Companies & Distributors - 0.1%
20,500 Air Lease Corp 6.150% BB+ 423,530
6,800 WESCO International Inc 10.625% B+ 184,348
Total Trading Companies & Distributors 607,878
Total $25 Par (or similar) Retail Preferred (cost $19,433,371) 17,620,135
Principal
Amount (000) Description (1) Coupon Maturity Ratings (5) Value
X 12,213,512 CORPORATE BONDS - 2.7% (1.8% of Total Investments)
X 12,213,512
Commercial Services & Supplies - 0.3%
$ 325 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
6.250% 1/15/28 B- $ 303,875
973 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.750% 4/15/26 BB- 965,702
Total Commercial Services & Supplies 1,269,577
Communications Equipment - 0.1%
1,320 Avaya Inc, 144A (4),(10) 6.125% 9/15/28 D 349,800
Total Communications Equipment 349,800
Diversified Telecommunication Services - 0.1%
375 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 340,913
Total Diversified Telecommunication Services 340,913
Electric Utilities - 0.1%
484 PG&E Corp 5.000% 7/01/28 BB+ 456,775
Total Electric Utilities 456,775

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (5) Value
Entertainment - 0.0%
$ 125 AMC Entertainment Holdings Inc, 144A , (cash 10.000%,
PIK 12.000%)
10.000% 6/15/26 CCC- $ 79,256
Total Entertainment 79,256
Health Care Providers & Services - 0.7%
1,250 HCA Inc (3) 5.000% 3/15/24 BBB- 1,242,508
625 Tenet Healthcare Corp 4.625% 9/01/24 BB- 613,977
625 Tenet Healthcare Corp 4.625% 6/15/28 BB- 576,475
250 Tenet Healthcare Corp 6.125% 10/01/28 B+ 239,605
400 Tenet Healthcare Corp 4.875% 1/01/26 BB- 392,144
Total Health Care Providers & Services 3,064,709
Hotel & Resort REITs - 0.0%
250 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 228,851
Total Hotel & Resort REITs 228,851
Hotels, Restaurants & Leisure - 0.4%
1,475 Caesars Entertainment Inc, 144A (3) 6.250% 7/01/25 Ba3 1,475,069
250 Life Time Inc, 144A 5.750% 1/15/26 B+ 242,856
Total Hotels, Restaurants & Leisure 1,717,925
Insurance - 0.3%
475 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 425,453
907 Assurant Inc 7.000% 3/27/48 Baa3 847,349
Total Insurance 1,272,802
Media - 0.2%
625 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 510,938
300 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 252,833
69 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 60,030
250 Outfront Media Capital LLC / Outfront Media Capital
Corp, 144A
5.000% 8/15/27 B+ 225,207
Total Media 1,049,008
Oil, Gas & Consumable Fuels - 0.1%
250 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 237,921
250 Matador Resources Co 5.875% 9/15/26 BB- 246,655
61 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB 60,558
Total Oil, Gas & Consumable Fuels 545,134
Specialty Retail - 0.1%
640 Hertz Corp/The, 144A (3) 4.625% 12/01/26 B+ 579,520
Total Specialty Retail 579,520
Wireless Telecommunication Services - 0.3%
1,250 Sprint LLC (3) 7.875% 9/15/23 Baa3 1,259,242
Total Wireless Telecommunication Services 1,259,242
Total Corporate Bonds (cost $14,069,573) 12,213,512

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Shares Description (1) Value
X 626,977 WARRANTS - 0.1% (0.1% of Total Investments)
X 626,977
Energy Equipment & Services - 0.1%
3,996 Quarternorth Energy Holding Inc $ 562,437
2,870 Quarternorth Energy Holding Inc 25,830
5,530 Quarternorth Energy Holding Inc 38,710
Total Energy Equipment & Services 626,977
Entertainment - 0.0%
34,453 Cineworld Warrant –
Total Entertainment –
Total Warrants (cost $54,810) 626,977
Shares Description (1) Value
276,634 INVESTMENT COMPANIES - 0.1% (0.0% of Total Investments)
X 276,634
71,515 3i Infrastructure PLC $ 276,634
Total Investment Companies (cost $283,357) 276,634
Total Long-Term Investments (cost $667,612,266) 656,608,216
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  5.1% (3.4% of Total Investments)
23,254,268 REPURCHASE AGREEMENTS - 5.1% (3.4% of Total Investments)
X 23,254,268
$ 1,848 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$1,848,590, collateralized by $2,070,600, U.S. Treasury
Notes,0.250%, due 10/31/25, value $1,885,353
1.440% 4/03/23 $ 1,848,369
21,406 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$21,408,468, collateralized by $23,979,400, U.S.
Treasury Notes,0.250%, due 10/31/25, value
$21,834,07
1.440% 4/03/23 21,405,899
Total Repurchase Agreements (cost $23,254,268) 23,254,268
Total Short-Term Investments (cost $23,254,268) 23,254,268
Total Investments (cost $ 690,866,534 ) - 150 .0% 679,862,484
Borrowings - (34.5)% (16),(17) (156,601,000)
Reverse Repurchase Agreements, including accrued interest - (13.3)%(18) (60,125,000)
Other Assets & Liabilities, Net -  (2.2)% (9,792,859)
Net Assets Applicable to Common Shares - 100% $ 453,343,625

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NMAI
investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 129,719,714 $ 112,072,388 $ 45,443 $ 241,837,545
Asset-Backed and Mortgage-Backed
Securities – 83,267,101 – 83,267,101
Variable Rate Senior Loan Interests – 75,408,694 – 75,408,694
Real Estate Investment Trust Common
Stocks 64,423,177 127,246 – 64,550,423
Exchange-Traded Funds 39,130,880 13,395,770 – 52,526,650
$1,000 Par (or similar) Institutional
Preferred – 41,599,146 – 41,599,146
Emerging Market Debt And Foreign
Corporate Bonds – 39,975,477 – 39,975,477
Contingent Capital Securities – 26,705,922 – 26,705,922
$25 Par (or similar) Retail Preferred 15,446,876 2,173,259 – 17,620,135
Corporate Bonds – 11,863,712 349,800 12,213,512
Warrants – 626,977 – 626,977
Investment Companies – 276,634 – 276,634
Short-Term Investments:
Repurchase Agreements – 23,254,268 – 23,254,268
Total
$ 248,720,647 $ 430,746,594 $ 395,243 $ 679,862,484
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$73,334,048.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, thatrating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designatedN/R are not rated by Moody’s, S&P or Fitch.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $66,579,381 have been pledged as collateral for reverse repurchase agreements.
(8) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(9) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(10) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(11) Principal Amount (000) rounds to less than $1,000.
(12) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(13) Perpetual security. Maturity date is not applicable.
(14) Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(15) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(16) Borrowings as a percentage of Total Investments is 23.0%.
(17) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $292,819,028 have been pledged as collateral for borrowings.
(18) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 8.8%.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
BRL Brazilian Real
DD1 Portion of investment purchased on a delayed delivery basis.
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
EUR Euro
LIBOR London Inter-Bank Offered Rate
MSCI Morgan Stanley Capital International
MXN Mexican Peso
MYR Malaysian Ringgit
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
THB Thai Baht
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
WI/DD Purchased on a when-issued or delayed delivery basis.
ZAR South African Rand